Schedule of Investments (unaudited) June 30, 2019	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.3%
AAR Corp.	695,299	$25,580,050
Aerojet Rocketdyne Holdings Inc.(a)(b)	1,523,746	68,218,108
Aerovironment Inc.(a)(b)	444,016	25,206,788
Astronics Corp.(a)(b)	505,600	20,335,232
Axon Enterprise Inc.(a)(b)	1,216,640	78,120,454
Cubic Corp.	652,148	42,050,503
Ducommun Inc.(a)(b)	223,808	10,087,027
Kratos Defense & Security Solutions Inc.(a)(b)	1,879,496	43,021,663
Maxar Technologies Inc.(a)(b)	1,190,667	9,311,016
Mercury Systems Inc.(a)	1,113,151	78,310,173
Moog Inc., Class A	670,588	62,773,743
National Presto Industries Inc.	103,673	9,671,654
Parsons Corp.(a)	389,561	14,359,219
Triumph Group Inc.(b)	1,034,453	23,688,974
Vectrus Inc.(a)(b)	231,489	9,389,194
Wesco Aircraft Holdings Inc.(a)(b)	1,103,120	12,244,632

		532,368,430

Air Freight & Logistics — 0.3%
Air Transport Services Group Inc.(a)(b)	1,219,531	29,756,557
Atlas Air Worldwide Holdings Inc.(a)(b)	485,510	21,673,166
Echo Global Logistics Inc.(a)(b)	564,599	11,783,181
Forward Air Corp.	596,035	35,255,470
Hub Group Inc., Class A(a)	688,000	28,882,240
Radiant Logistics Inc.(a)(b)	833,482	5,117,580

		132,468,194

Airlines — 0.5%
Allegiant Travel Co.	271,169	38,912,752
Hawaiian Holdings Inc.	1,008,173	27,654,185
Mesa Air Group Inc.(a)(b)	433,882	3,965,682
SkyWest Inc.	1,044,878	63,392,748
Spirit Airlines Inc.(a)(b)	1,430,710	68,287,788

		202,213,155

Auto Components — 1.2%
Adient PLC	1,829,066	44,391,432
American Axle & Manufacturing Holdings Inc.(a)(b)	2,336,027	29,807,705
Cooper Tire & Rubber Co.	1,053,379	33,234,107
Cooper-Standard Holdings Inc.(a)(b)	369,854	16,946,710
Dana Inc.	3,013,043	60,080,077
Dorman Products Inc.(a)(b)	562,104	48,981,743
Fox Factory Holding Corp.(a)(b)	784,799	64,753,765
Gentherm Inc.(a)(b)	703,967	29,446,940
LCI Industries	508,924	45,803,160
Modine Manufacturing Co.(a)(b)	1,032,872	14,780,398
Motorcar Parts of America Inc.(a)(b)	398,976	8,542,076
Standard Motor Products Inc.	440,367	19,966,240
Stoneridge Inc.(a)(b)	578,261	18,244,135
Tenneco Inc., Class A	1,048,372	11,626,445
Tower International Inc.	424,007	8,268,137
Visteon Corp.(a)	589,118	34,510,532

		489,383,602

Automobiles — 0.1%
Winnebago Industries Inc.	653,649	25,263,534

Banks — 9.8%
1st Constitution Bancorp.	147,042	2,715,866
1st Source Corp.	294,272	13,654,221
ACNB Corp.	148,472	5,875,037
Allegiance Bancshares Inc.(a)(b)	405,932	13,533,773

Security	Shares	Value

Banks (continued)
Amalgamated Bank, Class A	288,929	$5,041,811
Amerant Bancorp Inc.(a)	403,479	7,952,571
American National Bankshares Inc.	225,390	8,733,862
Ameris Bancorp.	1,002,029	39,269,501
Ames National Corp.	181,723	4,924,693
Arrow Financial Corp.	258,314	8,971,245
Atlantic Capital Bancshares Inc.(a)(b)	510,734	8,743,766
Atlantic Union Bankshares Corp.	1,695,183	59,890,815
Banc of California Inc.	944,911	13,200,407
BancFirst Corp.	388,384	21,617,453
Bancorp. Inc. (The)(a)(b)	1,058,009	9,437,440
BancorpSouth Bank	1,996,286	57,972,145
Bank First National Corp.	120,511	8,310,439
Bank of Commerce Holdings	376,389	4,023,598
Bank of Marin Bancorp.	281,962	11,566,081
Bank of NT Butterfield & Son Ltd. (The)	1,145,694	38,907,768
Bank of Princeton (The)(b)	115,422	3,462,660
Bank7 Corp.(a)(b)	92,441	1,709,234
BankFinancial Corp.	292,741	4,095,447
Bankwell Financial Group Inc.	143,594	4,121,148
Banner Corp.	733,509	39,719,512
Bar Harbor Bankshares	315,457	8,388,002
Baycom Corp.(a)(b)	223,434	4,893,205
BCB Bancorp. Inc.	304,314	4,214,749
Berkshire Hills Bancorp. Inc.	964,584	30,278,292
Boston Private Financial Holdings Inc.	1,696,502	20,476,779
Bridge Bancorp. Inc.	346,310	10,202,293
Brookline Bancorp. Inc.	1,643,979	25,284,397
Bryn Mawr Bank Corp.	414,889	15,483,657
Business First Bancshares Inc.	260,291	6,624,406
Byline Bancorp Inc.(a)(b)	485,906	9,290,523
C&F Financial Corp.	66,631	3,638,719
Cadence BanCorp.	2,619,124	54,477,779
Cambridge Bancorp.	89,457	7,290,745
Camden National Corp.	319,863	14,672,116
Capital Bancorp Inc/MD(a)(b)	165,859	2,040,066
Capital City Bank Group Inc.	280,155	6,961,852
Capstar Financial Holdings Inc.	304,491	4,613,039
Carolina Financial Corp.(b)	441,093	15,477,953
Carter Bank & Trust(a)	472,307	9,328,063
Cathay General Bancorp.	1,599,553	57,439,948
CBTX Inc.(b)	387,938	10,916,575
CenterState Bank Corp.	2,625,381	60,462,524
Central Pacific Financial Corp.	562,441	16,850,732
Central Valley Community Bancorp.	250,705	5,382,636
Century Bancorp. Inc./MA, Class A, NVS	57,983	5,096,706
Chemical Financial Corp.	1,493,556	61,400,087
Chemung Financial Corp.	77,951	3,768,151
Citizens & Northern Corp.	249,697	6,574,522
City Holding Co.	334,752	25,528,188
Civista Bancshares Inc.	319,863	7,180,924
CNB Financial Corp./PA	304,552	8,600,548
Coastal Financial Corp/WA(a)(b)	161,855	2,503,897
Codorus Valley Bancorp. Inc.	192,118	4,418,714
Colony Bankcorp Inc.	154,896	2,625,487
Columbia Banking System Inc.	1,539,228	55,689,269
Community Bank System Inc.	1,068,282	70,335,687
Community Bankers Trust Corp.	470,604	3,986,016
Community Financial Corp. (The)	94,229	3,178,344
Community Trust Bancorp. Inc.	323,599	13,685,002

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
ConnectOne Bancorp. Inc.	690,793	$15,653,369
Customers Bancorp. Inc.(a)(b)	598,416	12,566,736
CVB Financial Corp.	2,785,047	58,569,538
DNB Financial Corp.	72,483	3,223,319
Eagle Bancorp. Inc.(b)	700,773	37,932,842
Enterprise Bancorp. Inc./MA	196,910	6,244,016
Enterprise Financial Services Corp.	513,800	21,374,080
Equity Bancshares Inc., Class A(a)(b)	315,115	8,400,966
Esquire Financial Holdings Inc.(a)(b)	135,966	3,419,545
Evans Bancorp. Inc.	99,416	3,750,966
Farmers & Merchants Bancorp. Inc./Archbold OH(b) .	210,265	6,122,917
Farmers National Banc Corp.	534,103	7,920,747
FB Financial Corp.	354,900	12,989,340
Fidelity D&D Bancorp. Inc.(b)	56,164	3,774,221
Fidelity Southern Corp.	452,688	14,019,747
Financial Institutions Inc.	322,733	9,407,667
First Bancorp. Inc./ME	214,055	5,747,377
First BanCorp./Puerto Rico	4,524,077	49,945,810
First Bancorp./Southern Pines NC(b)	611,130	22,257,355
First Bancshares Inc. (The)	345,849	10,493,059
First Bank/Hamilton NJ	362,223	4,252,498
First Busey Corp.	1,082,480	28,588,297
First Business Financial Services Inc.	171,366	4,027,101
First Capital Inc.	67,552	3,414,078
First Choice Bancorp.	210,371	4,783,837
First Commonwealth Financial Corp.	2,032,721	27,380,752
First Community Bankshares Inc.	316,553	10,686,829
First Financial Bancorp.	2,054,277	49,754,589
First Financial Bankshares Inc.	2,713,533	83,549,681
First Financial Corp./IN	248,923	9,996,748
First Financial Northwest Inc.	163,612	2,315,110
First Foundation Inc.	815,354	10,958,358
First Guaranty Bancshares Inc.	98,662	2,057,103
First Internet Bancorp.	214,647	4,623,496
First Interstate BancSystem Inc., Class A(b)	781,347	30,949,155
First Merchants Corp.	1,036,153	39,270,199
First Mid Bancshares Inc.	303,485	10,597,696
First Midwest Bancorp. Inc.	2,207,566	45,188,876
First Northwest Bancorp.	198,962	3,233,133
First of Long Island Corp. (The)	491,393	9,867,171
Flushing Financial Corp.	567,390	12,596,058
FNCB Bancorp Inc.	356,791	2,761,562
Franklin Financial Network Inc.(b)	273,472	7,618,930
Franklin Financial Services Corp.	87,408	3,331,993
Fulton Financial Corp.	3,442,368	56,351,564
FVCBankcorp Inc.(a)(b)	253,055	4,914,328
German American Bancorp. Inc.	484,184	14,583,622
Glacier Bancorp. Inc.	1,768,213	71,701,037
Great Southern Bancorp. Inc.	231,055	13,828,642
Great Western Bancorp. Inc.	1,199,453	42,844,461
Guaranty Bancshares Inc./TX	171,671	5,347,552
Hancock Whitney Corp.	1,784,929	71,504,256
Hanmi Financial Corp.	630,041	14,031,013
HarborOne Bancorp Inc.(a)(b)	312,919	5,860,973
Hawthorn Bancshares Inc.	117,981	3,161,891
Heartland Financial USA Inc.	683,953	30,593,218
Heritage Commerce Corp.	870,868	10,668,133
Heritage Financial Corp./WA	762,704	22,530,276
Hilltop Holdings Inc.	1,512,251	32,165,579
Home BancShares Inc./AR	3,236,617	62,337,243

Security	Shares	Value

Banks (continued)
HomeTrust Bancshares Inc.	350,697	$8,816,523
Hope Bancorp Inc.	2,510,349	34,592,609
Horizon Bancorp Inc./IN	778,350	12,718,239
Howard Bancorp. Inc.(a)(b)	261,437	3,965,999
IBERIABANK Corp.	1,125,156	85,343,083
Independent Bank Corp./MI	470,776	10,258,209
Independent Bank Corp./Rockland MA	698,366	53,180,571
Independent Bank Group Inc.	756,062	41,553,168
International Bancshares Corp.	1,160,222	43,751,972
Investar Holding Corp.	195,286	4,657,571
Investors Bancorp. Inc.	4,809,658	53,627,687
Lakeland Bancorp. Inc.	1,016,374	16,414,440
Lakeland Financial Corp.	513,906	24,066,218
LCNB Corp.	260,269	4,945,111
LegacyTexas Financial Group Inc.	1,001,920	40,788,163
Level One Bancorp. Inc.(b)	102,842	2,570,022
Live Oak Bancshares Inc.(b)	533,805	9,154,756
Macatawa Bank Corp.	546,672	5,608,855
Mackinac Financial Corp.	192,237	3,037,345
MainStreet Bancshares Inc.(a)	148,043	3,373,900
Malvern Bancorp. Inc.(a)(b)	150,601	3,314,728
MBT Financial Corp.	360,501	3,612,220
Mercantile Bank Corp.	341,089	11,112,680
Metropolitan Bank Holding Corp.(a)(b)	146,314	6,437,816
Mid Penn Bancorp. Inc.	143,742	3,586,363
Midland States Bancorp. Inc.	451,804	12,072,203
MidSouth Bancorp. Inc.(b)	320,441	3,797,226
MidWestOne Financial Group Inc.	248,598	6,950,800
MutualFirst Financial Inc.	118,950	4,049,058
MVB Financial Corp.	196,772	3,337,253
National Bank Holdings Corp., Class A	615,219	22,332,450
National Bankshares Inc.	141,680	5,515,602
NBT Bancorp. Inc.	899,688	33,747,297
Nicolet Bankshares Inc.(a)(b)	170,905	10,606,364
Northeast Bank(a)	163,091	4,498,050
Northrim BanCorp. Inc.	142,236	5,072,136
Norwood Financial Corp.	122,957	4,280,133
Oak Valley Bancorp.	138,678	2,711,155
OFG Bancorp.	1,054,862	25,074,070
Ohio Valley Banc Corp.	88,578	3,416,453
Old Line Bancshares Inc.	313,824	8,350,857
Old National Bancorp./IN	3,608,567	59,866,127
Old Second Bancorp. Inc.(b)	602,234	7,690,528
Opus Bank	456,510	9,636,926
Origin Bancorp Inc.(b)	403,097	13,302,201
Orrstown Financial Services Inc.	213,568	4,696,360
Pacific Mercantile Bancorp.(a)(b)	405,613	3,346,307
Pacific Premier Bancorp. Inc.	1,280,711	39,548,356
Park National Corp.	278,939	27,723,747
Parke Bancorp. Inc.	187,765	4,496,972
PCB Bancorp.	258,186	4,399,489
Peapack Gladstone Financial Corp.(b)	397,421	11,175,479
Penns Woods Bancorp. Inc.	98,854	4,473,143
Peoples Bancorp. Inc./OH	375,295	12,107,017
Peoples Bancorp. of North Carolina Inc.	104,196	3,131,090
Peoples Financial Services Corp.	148,545	6,683,040
People’s Utah Bancorp.	326,971	9,612,947
Preferred Bank/Los Angeles CA	295,172	13,946,877
Premier Financial Bancorp. Inc.	281,297	4,219,455
QCR Holdings Inc.	307,744	10,731,033

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
RBB Bancorp.	338,529	$6,547,151
Red River Bancshares Inc.(a)	14,500	702,525
Reliant Bancorp Inc.	220,340	5,206,634
Renasant Corp.	1,188,916	42,729,641
Republic Bancorp. Inc./KY, Class A	205,954	10,246,211
Republic First Bancorp. Inc.(a)(b)	877,404	4,308,054
S&T Bancorp. Inc.	712,717	26,712,633
Sandy Spring Bancorp. Inc.	733,391	25,580,678
SB One Bancorp.	170,693	3,814,989
Seacoast Banking Corp. of Florida(a)(b)	1,050,839	26,733,344
Select Bancorp. Inc.(a)(b)	344,632	3,942,590
ServisFirst Bancshares Inc.(b)	992,151	33,991,093
Shore Bancshares Inc.	268,102	4,380,787
Sierra Bancorp.	297,743	8,074,790
Simmons First National Corp., Class A	1,913,317	44,503,753
SmartFinancial Inc.(a)(b)	265,443	5,757,459
South Plains Financial Inc.(a)	71,123	1,173,530
South State Corp.	733,010	54,000,847
Southern First Bancshares Inc.(a)(b)	147,853	5,789,923
Southern National Bancorp. of Virginia Inc.	418,501	6,407,250
Southside Bancshares Inc.	667,324	21,607,951
Spirit of Texas Bancshares Inc.(a)(b)	244,969	5,511,802
Stock Yards Bancorp. Inc.	422,642	15,278,508
Summit Financial Group Inc.	228,966	6,147,737
Tompkins Financial Corp.	307,425	25,085,880
TowneBank/Portsmouth VA	1,390,117	37,922,392
TriCo Bancshares	558,142	21,097,768
TriState Capital Holdings Inc.(a)(b)	507,506	10,830,178
Triumph Bancorp. Inc.(a)(b)	513,740	14,924,147
Trustmark Corp.	1,335,340	44,400,055
UMB Financial Corp.	930,424	61,240,508
Union Bankshares Inc./Morrisville VT	81,884	3,030,527
United Bankshares Inc./WV	2,035,582	75,499,736
United Community Banks Inc./GA	1,608,623	45,942,273
United Security Bancshares/Fresno CA	291,898	3,324,718
Unity Bancorp. Inc.	171,872	3,901,494
Univest Financial Corp.	599,890	15,753,111
Valley National Bancorp.	6,770,695	72,988,092
Veritex Holdings Inc.	1,096,887	28,464,218
Washington Trust Bancorp. Inc.	315,327	16,453,763
WesBanco Inc.	1,102,018	42,482,794
West Bancorp. Inc.	340,074	7,216,370
Westamerica Bancorp.	549,383	33,847,487

		4,095,393,580

Beverages — 0.3%
Boston Beer Co. Inc. (The), Class A, NVS(a)(b)	174,285	65,837,902
Celsius Holdings Inc.(a)(b)	559,540	2,484,358
Coca-Cola Consolidated Inc.(b)	98,010	29,329,492
Craft Brew Alliance Inc.(a)(b)	270,546	3,784,938
MGP Ingredients Inc.(b)	268,055	17,774,727
National Beverage Corp.(b)	246,287	10,991,789
New Age Beverages Corp.(a)	1,508,566	7,029,918
Primo Water Corp.(a)(b)	730,684	8,987,413

		146,220,537

Biotechnology — 8.0%
Abeona Therapeutics Inc.(a)(b)	706,762	3,378,322
ACADIA Pharmaceuticals Inc.(a)(b)	2,197,183	58,730,702
Acceleron Pharma Inc.(a)(b)	939,206	38,582,582
Achillion Pharmaceuticals Inc.(a)(b)	2,824,189	7,568,827

Security	Shares	Value

Biotechnology (continued)
Acorda Therapeutics Inc.(a)(b)	928,225	$7,119,486
Adamas Pharmaceuticals Inc.(a)(b)	508,131	3,150,412
ADMA Biologics Inc.(a)(b)	570,147	2,206,469
Aduro Biotech Inc.(a)(b)	1,283,873	1,977,164
Adverum Biotechnologies Inc.(a)(b)	1,126,564	13,394,846
Aeglea BioTherapeutics Inc.(a)(b)	545,605	3,737,394
Affimed NV(a)	1,255,830	3,604,232
Agenus Inc.(a)(b)	2,182,130	6,546,390
AgeX Therapeutics Inc.(a)(b)	443,527	1,627,744
Aimmune Therapeutics Inc.(a)(b)	931,693	19,397,848
Akcea Therapeutics Inc.(a)(b)	273,596	6,415,826
Akebia Therapeutics Inc.(a)(b)	2,462,009	11,916,124
Albireo Pharma Inc.(a)(b)	215,353	6,942,981
Alder Biopharmaceuticals Inc.(a)(b)	1,521,187	17,904,371
Aldeyra Therapeutics Inc.(a)(b)	486,151	2,916,906
Alector Inc.(a)(b)	204,943	3,893,917
Allakos Inc.(a)(b)	361,795	15,676,577
Allogene Therapeutics Inc.(a)(b)	808,880	21,718,428
AMAG Pharmaceuticals Inc.(a)(b)	709,139	7,084,299
Amicus Therapeutics Inc.(a)(b)	4,829,331	60,270,051
AnaptysBio Inc.(a)(b)	512,325	28,905,377
Anavex Life Sciences Corp.(a)	895,225	3,016,908
Anika Therapeutics Inc.(a)(b)	287,887	11,693,970
Apellis Pharmaceuticals Inc.(a)(b)	1,007,948	25,541,402
Arcus Biosciences Inc.(a)(b)	680,416	5,409,307
Ardelyx Inc.(a)(b)	1,049,657	2,823,577
Arena Pharmaceuticals Inc.(a)(b)	1,041,922	61,087,887
ArQule Inc.(a)(b)	2,126,549	23,413,304
Array BioPharma Inc.(a)	4,647,739	215,329,748
Arrowhead Pharmaceuticals Inc.(a)(b)	1,947,281	51,602,946
Assembly Biosciences Inc.(a)(b)	471,711	6,363,381
Atara Biotherapeutics Inc.(a)(b)	925,174	18,605,249
Athenex Inc.(a)(b)	1,235,561	24,464,108
Athersys Inc.(a)(b)	2,669,999	4,485,598
Audentes Therapeutics Inc.(a)(b)	914,614	34,627,286
Avid Bioservices Inc.(a)(b)	1,168,847	6,545,543
Avrobio Inc.(a)(b)	327,056	5,317,931
Axcella Health Inc.(a)	47,481	442,048
Beyondspring Inc.(a)	223,277	5,291,665
BioCryst Pharmaceuticals Inc.(a)(b)	2,335,509	8,851,579
Biohaven Pharmaceutical Holding Co. Ltd.(a)(b)	694,321	30,404,317
BioSpecifics Technologies Corp.(a)(b)	127,924	7,638,342
BioTime Inc.(a)(b)	2,288,705	2,517,576
Bioxcel Therapeutics Inc.(a)	125,748	1,378,198
Blueprint Medicines Corp.(a)(b)	1,018,380	96,063,785
Calithera Biosciences Inc.(a)(b)	695,901	2,714,014
Calyxt Inc.(a)(b)	194,469	2,426,973
Cara Therapeutics Inc.(a)(b)	711,160	15,289,940
CareDx Inc.(a)(b)	857,587	30,864,556
CASI Pharmaceuticals Inc.(a)(b)	998,647	3,195,670
Catalyst Pharmaceuticals Inc.(a)(b)	2,007,265	7,707,898
Celcuity Inc.(a)(b)	116,127	2,903,175
Cellular Biomedicine Group Inc.(a)(b)	259,342	4,286,923
CEL-SCI Corp.(a)	549,644	4,606,017
Checkpoint Therapeutics Inc.(a)	480,698	1,456,515
ChemoCentryx Inc.(a)(b)	849,664	7,901,875
Chimerix Inc.(a)(b)	1,023,168	4,420,086
Clovis Oncology Inc.(a)(b)	1,018,210	15,140,783
Coherus Biosciences Inc.(a)(b)	1,290,803	28,526,746
Concert Pharmaceuticals Inc.(a)(b)	461,612	5,539,344

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Constellation Pharmaceuticals Inc.(a)(b)	319,614	$3,924,860
Corbus Pharmaceuticals Holdings Inc.(a)(b)	1,237,921	8,578,793
Cortexyme Inc.(a)	60,266	2,561,908
Crinetics Pharmaceuticals Inc.(a)(b)	230,257	5,756,425
Cue Biopharma Inc.(a)(b)	405,886	3,648,915
Cyclerion Therapeutics Inc.(a)(b)	492,405	5,638,037
Cytokinetics Inc.(a)(b)	1,142,023	12,847,759
CytomX Therapeutics Inc.(a)(b)	925,107	10,379,701
Deciphera Pharmaceuticals Inc.(a)(b)	308,020	6,945,851
Denali Therapeutics Inc.(a)(b)	999,918	20,758,298
Dicerna Pharmaceuticals Inc.(a)(b)	1,079,730	17,005,748
Dynavax Technologies Corp.(a)(b)	1,394,006	5,562,084
Eagle Pharmaceuticals Inc./DE(a)(b)	193,533	10,775,917
Editas Medicine Inc.(a)(b)	1,034,941	25,604,440
Eidos Therapeutics Inc.(a)(b)	230,789	7,172,922
Eiger BioPharmaceuticals Inc.(a)	488,826	5,181,556
Emergent BioSolutions Inc.(a)(b)	951,572	45,970,443
Enanta Pharmaceuticals Inc.(a)(b)	357,820	30,192,852
Enochian Biosciences Inc.(a)	87,301	392,855
Epizyme Inc.(a)(b)	1,619,418	20,323,696
Esperion Therapeutics Inc.(a)(b)	519,972	24,189,097
Evelo Biosciences Inc.(a)(b)	274,603	2,465,935
Fate Therapeutics Inc.(a)(b)	1,090,969	22,146,671
FibroGen Inc.(a)(b)	1,618,964	73,144,794
Five Prime Therapeutics Inc.(a)(b)	741,637	4,472,071
Flexion Therapeutics Inc.(a)(b)	699,534	8,604,268
Forty Seven Inc.(a)(b)	344,425	3,650,905
G1 Therapeutics Inc.(a)(b)	705,625	21,634,463
Galectin Therapeutics Inc.(a)	672,544	2,791,058
Genomic Health Inc.(a)(b)	561,806	32,680,255
Geron Corp.(a)(b)	3,700,877	5,218,237
Global Blood Therapeutics Inc.(a)(b)	1,135,396	59,721,830
GlycoMimetics Inc.(a)(b)	705,122	8,405,054
Gossamer Bio Inc.(a)(b)	417,193	9,253,341
Gritstone Oncology Inc.(a)(b)	519,696	5,789,413
Halozyme Therapeutics Inc.(a)(b)	2,985,241	51,286,440
Harpoon Therapeutics Inc.(a)(b)	123,686	1,607,918
Heron Therapeutics Inc.(a)(b)	1,539,096	28,611,795
Homology Medicines Inc.(a)(b)	507,046	9,922,890
Hookipa Pharma Inc.(a)	65,619	441,616
Immunic Inc.(a)(b)	0	2
ImmunoGen Inc.(a)(b)	3,127,412	6,786,484
Immunomedics Inc.(a)(b)	3,650,018	50,625,750
Inovio Pharmaceuticals Inc.(a)(b)	1,931,285	5,677,978
Insmed Inc.(a)(b)	1,616,732	41,388,339
Intellia Therapeutics Inc.(a)(b)	759,229	12,428,579
Intercept Pharmaceuticals Inc.(a)(b)	516,372	41,087,720
Intrexon Corp.(a)(b)	1,504,605	11,525,274
Invitae Corp.(a)(b)	1,807,132	42,467,602
Iovance Biotherapeutics Inc.(a)(b)	2,391,545	58,640,683
Ironwood Pharmaceuticals Inc.(a)(b)	3,205,003	35,062,733
Jounce Therapeutics Inc.(a)(b)	336,771	1,667,016
Kadmon Holdings Inc.(a)(b)	2,715,093	5,593,092
KalVista Pharmaceuticals Inc.(a)	243,431	5,391,997
Karyopharm Therapeutics Inc.(a)(b)	1,204,457	7,214,697
Kezar Life Sciences Inc.(a)(b)	324,412	2,501,217
Kindred Biosciences Inc.(a)(b)	772,454	6,434,542
Kiniksa Pharmaceuticals Ltd., Class A(a)(b)	290,969	3,939,720
Kodiak Sciences Inc.(a)(b)	491,682	5,752,679
Krystal Biotech Inc.(a)	182,740	7,358,940

Security	Shares	Value

Biotechnology (continued)
Kura Oncology Inc.(a)(b)	604,362	$11,899,888
La Jolla Pharmaceutical Co.(a)(b)	429,074	3,968,935
Lexicon Pharmaceuticals Inc.(a)(b)	872,165	5,485,918
Ligand Pharmaceuticals Inc.(a)(b)	398,370	45,473,935
LogicBio Therapeutics Inc.(a)(b)	161,702	2,102,126
MacroGenics Inc.(a)(b)	994,001	16,868,197
Madrigal Pharmaceuticals Inc.(a)(b)	162,982	17,082,143
Magenta Therapeutics Inc.(a)(b)	406,081	5,989,695
MannKind Corp.(a)(b)	3,910,266	4,496,806
Marker Therapeutics Inc.(a)	565,122	4,475,766
Medicines Co. (The)(a)(b)	1,467,668	53,525,852
MediciNova Inc.(a)(b)	861,882	8,299,924
MEI Pharma Inc.(a)	1,421,158	3,552,895
MeiraGTx Holdings PLC(a)	325,525	8,750,112
Mersana Therapeutics Inc.(a)(b)	748,968	3,033,320
Millendo Therapeutics Inc.(a)	195,872	2,264,280
Minerva Neurosciences Inc.(a)(b)	612,629	3,449,101
Mirati Therapeutics Inc.(a)	521,057	53,668,871
Molecular Templates Inc.(a)(b)	355,048	2,964,651
Momenta Pharmaceuticals Inc.(a)(b)	2,054,745	25,581,575
Mustang Bio Inc.(a)(b)	580,536	2,136,372
Myriad Genetics Inc.(a)(b)	1,462,898	40,639,306
Natera Inc.(a)(b)	1,166,904	32,183,212
Neon Therapeutics Inc.(a)(b)	296,737	1,406,533
NextCure Inc.(a)	60,308	903,414
Novavax Inc.(a)(b)	489,400	2,867,884
Oncocyte Corp.(a)	448,289	1,116,240
Oncternal Therapeutics Inc. New(a)	13,272	27,208
OPKO Health Inc.(a)(b)	7,083,868	17,284,638
Organogenesis Holdings Inc.(a)	219,698	1,669,705
Palatin Technologies Inc.(a)(b)	4,445,695	5,157,006
PDL BioPharma Inc.(a)(b)	2,482,192	7,794,083
Pfenex Inc.(a)(b)	646,680	4,358,623
PhaseBio Pharmaceuticals Inc.(a)	286,157	3,754,380
Pieris Pharmaceuticals Inc.(a)(b)	1,039,235	4,884,405
PolarityTE Inc.(a)(b)	292,670	1,668,219
Portola Pharmaceuticals Inc.(a)(b)	1,391,605	37,754,244
Precision BioSciences Inc.(a)	191,089	2,531,929
Principia Biopharma Inc.(a)(b)	279,305	9,270,133
Progenics Pharmaceuticals Inc.(a)(b)	1,773,626	10,943,272
Protagonist Therapeutics Inc.(a)	316,220	3,829,424
Prothena Corp. PLC(a)(b)	845,581	8,937,791
PTC Therapeutics Inc.(a)(b)	1,194,323	53,744,535
Puma Biotechnology Inc.(a)(b)	641,525	8,153,783
Ra Pharmaceuticals Inc.(a)(b)	653,006	19,635,890
Radius Health Inc.(a)(b)	939,759	22,892,529
Recro Pharma Inc.(a)(b)	399,454	4,062,447
REGENXBIO Inc.(a)(b)	696,136	35,760,506
Repligen Corp.(a)(b)	988,912	84,996,986
Replimune Group Inc.(a)	236,646	3,469,230
Retrophin Inc.(a)(b)	862,661	17,330,859
Rhythm Pharmaceuticals Inc.(a)(b)	479,117	10,540,574
Rigel Pharmaceuticals Inc.(a)(b)	3,467,987	9,051,446
Rocket Pharmaceuticals Inc.(a)(b)	620,172	9,302,580
Rubius Therapeutics Inc.(a)(b)	728,686	11,462,231
Sangamo Therapeutics Inc.(a)(b)	2,395,592	25,800,526
Savara Inc.(a)(b)	754,350	1,787,810
Scholar Rock Holding Corp.(a)(b)	327,554	5,195,006
Seres Therapeutics Inc.(a)(b)	444,657	1,431,796
Solid Biosciences Inc.(a)(b)	329,869	1,896,747

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Sorrento Therapeutics Inc.(a)(b)	2,455,840	$6,557,093
Spark Therapeutics Inc.(a)(b)	716,971	73,403,491
Spectrum Pharmaceuticals Inc.(a)(b)	2,325,064	20,018,801
Spero Therapeutics Inc.(a)(b)	213,653	2,459,146
Stemline Therapeutics Inc.(a)(b)	835,406	12,798,420
Sutro Biopharma Inc.(a)(b)	226,912	2,582,259
Syndax Pharmaceuticals Inc.(a)(b)	419,212	3,902,864
Synlogic Inc.(a)(b)	308,496	2,807,314
Synthorx Inc.(a)(b)	147,481	1,992,468
Syros Pharmaceuticals Inc.(a)(b)	722,619	6,691,452
TCR2 Therapeutics Inc.(a)	37,000	529,470
TG Therapeutics Inc.(a)(b)	1,639,615	14,182,670
Tocagen Inc.(a)(b)	416,475	2,782,053
Translate Bio Inc.(a)(b)	627,038	7,919,490
Turning Point Therapeutics Inc.(a)	138,483	5,636,258
Twist Bioscience Corp.(a)(b)	443,400	12,863,034
Tyme Technologies Inc.(a)(b)	1,230,948	1,501,757
Ultragenyx Pharmaceutical Inc.(a)(b)	1,139,613	72,365,425
UNITY Biotechnology Inc.(a)(b)	556,547	5,287,197
UroGen Pharma Ltd.(a)	390,709	14,042,081
Vanda Pharmaceuticals Inc.(a)(b)	1,085,966	15,301,261
VBI Vaccines Inc.(a)	1,749,829	2,047,300
Veracyte Inc.(a)	971,500	27,697,465
Vericel Corp.(a)(b)	921,805	17,412,896
Viking Therapeutics Inc.(a)(b)	1,353,245	11,231,934
Voyager Therapeutics Inc.(a)(b)	503,411	13,702,847
X4 Pharmaceuticals Inc.(a)(b)	145,591	2,183,865
XBiotech Inc.(a)	348,387	2,640,773
Xencor Inc.(a)(b)	986,617	40,382,234
Y-MAbs Therapeutics Inc.(a)(b)	424,364	9,705,205
ZIOPHARM Oncology Inc.(a)(b)	3,347,440	19,515,575

		3,364,081,190

Building Products — 1.4%
AAON Inc.(b)	856,517	42,980,023
Advanced Drainage Systems Inc.	759,166	24,893,053
American Woodmark Corp.(a)	316,347	26,769,283
Apogee Enterprises Inc.	545,387	23,691,611
Armstrong Flooring Inc.(a)(b)	468,483	4,614,558
Builders FirstSource Inc.(a)(b)	2,377,350	40,082,121
Caesarstone Ltd.	469,908	7,062,717
Continental Building Products Inc.(a)(b)	725,808	19,284,719
Cornerstone Building Brands Inc.(a)(b)	958,964	5,590,760
CSW Industrials Inc.	310,026	21,128,272
Gibraltar Industries Inc.(a)(b)	673,224	27,171,321
Griffon Corp.	761,023	12,876,509
Insteel Industries Inc.(b)	389,554	8,110,514
JELD-WEN Holding Inc.(a)(b)	1,408,592	29,904,408
Masonite International Corp.(a)(b)	519,165	27,349,612
Patrick Industries Inc.(a)(b)	474,763	23,353,592
PGT Innovations Inc.(a)	1,183,572	19,789,324
Quanex Building Products Corp.	696,232	13,151,823
Simpson Manufacturing Co. Inc.	934,309	62,094,176
Trex Co. Inc.(a)(b)	1,225,682	87,881,399
Universal Forest Products Inc.	1,241,968	47,269,302

		575,049,097

Capital Markets — 1.4%
Ares Management Corp., Class A	1,342,877	35,143,091
Artisan Partners Asset Management Inc., Class A	1,043,707	28,722,817
Associated Capital Group Inc., Class A	49,194	1,839,856

Security	Shares	Value

Capital Markets (continued)
B. Riley Financial Inc.	420,668	$8,775,134
Blucora Inc.(a)(b)	1,002,987	30,460,715
BrightSphere Investment Group PLC	1,462,792	16,690,457
Cohen & Steers Inc.	475,091	24,438,681
Cowen Inc., Class A(a)(b)	600,124	10,316,132
Diamond Hill Investment Group Inc.	68,973	9,774,854
Donnelley Financial Solutions Inc.(a)(b)	650,213	8,673,841
Federated Investors Inc., Class B	2,011,225	65,364,812
Focus Financial Partners Inc., Class A(a)(b)	631,951	17,258,582
GAIN Capital Holdings Inc.(b)	397,711	1,642,546
GAMCO Investors Inc., Class A	118,320	2,268,194
Greenhill & Co. Inc.	352,534	4,790,937
Hamilton Lane Inc., Class A	454,491	25,933,256
Houlihan Lokey Inc.	703,006	31,304,857
INTL. FCStone Inc.(a)(b)	332,569	13,166,407
Ladenburg Thalmann Financial Services Inc.	2,477,380	8,497,413
Moelis & Co., Class A	990,379	34,613,746
Och-Ziff Capital Management Group Inc., Class A	351,342	8,066,812
Oppenheimer Holdings Inc., Class A, NVS	201,687	5,489,920
Piper Jaffray Companies	292,048	21,690,405
PJT Partners Inc., Class A(b)	484,205	19,619,987
Pzena Investment Management Inc., Class A	378,105	3,247,922
Safeguard Scientifics Inc.(a)(b)	385,090	4,648,036
Siebert Financial Corp.(a)(b)	148,211	1,333,899
Silvercrest Asset Management Group Inc., Class A	166,512	2,336,163
Stifel Financial Corp.	1,412,898	83,445,756
Value Line Inc.	23,015	633,143
Virtus Investment Partners Inc.	139,812	15,015,809
Waddell & Reed Financial Inc., Class A	1,546,459	25,779,472
Westwood Holdings Group Inc.	169,239	5,957,213
WisdomTree Investments Inc.	2,779,810	17,151,428

		594,092,293

Chemicals — 2.0%
Advanced Emissions Solutions Inc.	343,192	4,337,947
AdvanSix Inc.(a)(b)	593,412	14,497,055
American Vanguard Corp.	581,486	8,960,699
Amyris Inc.(a)(b)	778,308	2,770,777
Balchem Corp.(b)	671,587	67,138,552
Chase Corp.	152,635	16,429,631
Ferro Corp.(a)(b)	1,705,063	26,939,995
Flotek Industries Inc.(a)(b)	1,081,709	3,580,457
FutureFuel Corp.	528,289	6,175,699
GCP Applied Technologies Inc.(a)(b)	1,128,203	25,542,516
Hawkins Inc.	203,349	8,827,380
HB Fuller Co.	1,062,190	49,285,616
Ingevity Corp.(a)(b)	876,998	92,233,880
Innophos Holdings Inc.	408,993	11,905,786
Innospec Inc.	507,003	46,258,954
Intrepid Potash Inc.(a)(b)	1,947,425	6,543,348
Koppers Holdings Inc.(a)(b)	402,162	11,807,476
Kraton Corp.(a)(b)	652,793	20,282,279
Kronos Worldwide Inc.	485,118	7,432,008
Livent Corp.(a)(b)	3,061,933	21,188,576
LSB Industries Inc.(a)	433,246	1,689,659
LyondellBasell Co.(a)(c)	555,980	240,739
Marrone Bio Innovations Inc.(a)(b)	1,091,932	1,637,898
Minerals Technologies Inc.(b)	734,709	39,314,279
OMNOVA Solutions Inc.(a)(b)	902,645	5,623,478
Orion Engineered Carbons SA	1,242,457	26,601,004
PolyOne Corp.	1,619,280	50,829,199

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
PQ Group Holdings Inc.(a)(b)	790,015	$12,521,738
Quaker Chemical Corp.	273,664	55,520,952
Rayonier Advanced Materials Inc.	1,017,837	6,605,762
Sensient Technologies Corp.	883,646	64,930,308
Stepan Co.	426,958	39,241,710
Trecora Resources(a)(b)	458,481	4,387,663
Tredegar Corp.	553,688	9,202,295
Trinseo SA	853,774	36,148,791
Tronox Holdings PLC, Class A(a)	2,003,564	25,605,548
Valhi Inc.	642,684	1,908,772

		834,148,426

Commercial Services & Supplies — 2.7%
ABM Industries Inc.	1,388,714	55,548,560
ACCO Brands Corp.	2,111,509	16,617,576
Advanced Disposal Services Inc.(a)(b)	1,515,589	48,362,445
Brady Corp., Class A, NVS	996,645	49,154,531
BrightView Holdings Inc.(a)(b)	650,724	12,175,046
Brink’s Co. (The)(b)	1,041,199	84,524,535
Casella Waste Systems Inc., Class A(a)(b)	929,539	36,837,631
CECO Environmental Corp.(a)	643,996	6,175,922
Charah Solutions Inc.(a)(b)	219,251	1,205,880
Cimpress NV(a)(b)	457,190	41,553,999
CompX International Inc.	31,921	539,465
Covanta Holding Corp.	2,461,201	44,080,110
Deluxe Corp.	912,191	37,089,686
Ennis Inc.	540,202	11,084,945
Healthcare Services Group Inc.	1,551,207	47,032,596
Heritage-Crystal Clean Inc.(a)(b)	322,024	8,472,451
Herman Miller Inc.	1,228,985	54,935,629
HNI Corp.	903,247	31,956,879
Interface Inc.	1,238,928	18,992,766
Kimball International Inc., Class B, NVS	742,085	12,934,542
Knoll Inc.	1,022,631	23,500,060
LSC Communications Inc.	666,881	2,447,453
Matthews International Corp., Class A	647,240	22,556,314
McGrath RentCorp.	504,920	31,380,778
Mobile Mini Inc.	932,927	28,388,969
MSA Safety Inc.	736,367	77,605,718
Multi-Color Corp.(b)	295,930	14,787,622
NL Industries Inc.(a)(b)	166,998	609,543
NRC Group Holdings Corp.(a)	211,689	2,353,982
PICO Holdings Inc.(a)	407,265	4,732,419
Pitney Bowes Inc.	3,875,133	16,585,569
Quad/Graphics Inc.	640,431	5,065,809
RR Donnelley & Sons Co.	1,440,065	2,836,928
SP Plus Corp.(a)(b)	475,673	15,188,239
Steelcase Inc., Class A	1,813,546	31,011,637
Team Inc.(a)(b)	621,179	9,516,462
Tetra Tech Inc.	1,138,316	89,414,722
U.S. Ecology Inc.	460,089	27,393,699
UniFirst Corp./MA	315,752	59,541,355
Viad Corp.	420,823	27,875,316
VSE Corp.	177,726	5,098,959

		1,117,166,747

Communications Equipment — 1.2%
Acacia Communications Inc.(a)(b)	781,610	36,860,728
ADTRAN Inc.	1,006,414	15,347,814
Aerohive Networks Inc.(a)(b)	911,660	4,038,654
Applied Optoelectronics Inc.(a)(b)	397,401	4,085,282

Security	Shares	Value

Communications Equipment (continued)
CalAmp Corp.(a)(b)	679,081	$7,931,666
Calix Inc.(a)(b)	957,846	6,283,470
Casa Systems Inc.(a)(b)	660,199	4,245,080
Clearfield Inc.(a)(b)	222,598	2,949,424
Comtech Telecommunications Corp.	494,692	13,905,792
DASAN Zhone Solutions Inc.(a)(b)	117,498	1,526,299
Digi International Inc.(a)(b)	579,118	7,343,216
Extreme Networks Inc.(a)(b)	2,438,169	15,774,953
Finisar Corp.(a)	2,481,832	56,759,498
Harmonic Inc.(a)(b)	1,813,325	10,063,954
Infinera Corp.(a)(b)	3,658,997	10,647,681
Inseego Corp.(a)	929,305	4,451,371
InterDigital Inc.	663,090	42,702,996
KVH Industries Inc.(a)(b)	333,945	3,629,982
Lumentum Holdings Inc.(a)(b)	1,595,528	85,217,150
NETGEAR Inc.(a)	644,366	16,296,016
NetScout Systems Inc.(a)(b)	1,557,890	39,554,827
Plantronics Inc.	697,178	25,823,473
Ribbon Communications Inc.(a)(b)	1,244,526	6,085,732
TESSCO Technologies Inc.	128,987	2,303,708
Viavi Solutions Inc.(a)(b)	4,794,890	63,724,088

		487,552,854

Construction & Engineering — 1.1%
Aegion Corp.(a)(b)	641,182	11,797,749
Ameresco Inc., Class A(a)(b)	458,041	6,746,944
Arcosa Inc.	1,015,396	38,209,351
Argan Inc.	307,462	12,470,659
Comfort Systems USA Inc.	759,264	38,714,871
Concrete Pumping Holdings Inc.(a)	231,703	1,186,319
Construction Partners Inc., Class A(a)	250,589	3,763,847
Dycom Industries Inc.(a)(b)	634,140	37,331,822
EMCOR Group Inc.	1,166,398	102,759,664
Granite Construction Inc.(b)	978,226	47,130,929
Great Lakes Dredge & Dock Corp.(a)(b)	1,270,988	14,031,707
IES Holdings Inc.(a)(b)	168,650	3,179,052
MasTec Inc.(a)(b)	1,251,911	64,510,974
MYR Group Inc.(a)(b)	336,219	12,557,780
Northwest Pipe Co.(a)(b)	204,156	5,263,142
NV5 Global Inc.(a)(b)	212,462	17,294,407
Primoris Services Corp.	924,217	19,343,862
Sterling Construction Co. Inc.(a)(b)	534,559	7,173,782
Tutor Perini Corp.(a)(b)	831,891	11,538,328
Willscot Corp.(a)(b)	1,077,158	16,200,456

		471,205,645

Construction Materials — 0.2%
Forterra Inc.(a)(b)	410,763	2,041,492
Summit Materials Inc., Class A(a)(b)	2,346,990	45,179,558
U.S. Concrete Inc.(a)(b)	333,558	16,574,497
U.S. Lime & Minerals Inc.	40,438	3,235,040

		67,030,587

Consumer Finance — 0.7%
Curo Group Holdings Corp.(a)(b)	362,844	4,009,426
Elevate Credit Inc.(a)(b)	501,238	2,065,101
Encore Capital Group Inc.(a)(b)	644,423	21,826,607
Enova International Inc.(a)	687,256	15,841,251
EZCORP Inc., Class A, NVS(a)(b)	1,070,606	10,138,639
FirstCash Inc.	883,667	88,384,373
Green Dot Corp., Class A(a)(b)	1,034,899	50,606,561
LendingClub Corp.(a)(b)	6,860,910	22,503,785

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Consumer Finance (continued)
Medallion Financial Corp.(a)	430,303	$2,900,242
Nelnet Inc., Class A	374,109	22,154,735
PRA Group Inc.(a)(b)	938,738	26,416,087
Regional Management Corp.(a)(b)	202,386	5,336,919
World Acceptance Corp.(a)(b)	138,866	22,789,299

		294,973,025

Containers & Packaging — 0.1%
Greif Inc., Class A, NVS	539,510	17,561,050
Greif Inc., Class B	125,727	5,487,984
Myers Industries Inc.	743,653	14,330,193
UFP Technologies Inc.(a)(b)	139,915	5,821,863

		43,201,090

Distributors — 0.1%
Core-Mark Holding Co. Inc.	944,826	37,528,489
Funko Inc., Class A(a)(b)	354,389	8,583,301
Greenlane Holdings Inc., Class A(a)	129,369	1,240,649
Weyco Group Inc.	123,799	3,306,671

		50,659,110

Diversified Consumer Services — 1.0%
Adtalem Global Education Inc.(a)(b)	1,178,271	53,081,109
American Public Education Inc.(a)(b)	339,528	10,043,238
Career Education Corp.(a)(b)	1,437,975	27,422,183
Carriage Services Inc.	349,899	6,651,580
Chegg Inc.(a)(b)	2,419,992	93,387,491
Collectors Universe Inc.	167,050	3,564,847
Houghton Mifflin Harcourt Co.(a)(b)	2,177,467	12,542,210
K12 Inc.(a)(b)	804,174	24,454,931
Laureate Education Inc., Class A(a)(b)	1,983,615	31,162,592
OneSpaWorld Holdings Ltd.(a)	947,164	14,681,042
Regis Corp.(a)(b)	594,589	9,870,178
Select Interior Concepts Inc., Class A(a)	446,206	5,198,300
Sotheby’s(a)	660,348	38,386,029
Strategic Education Inc.	444,803	79,174,934
Weight Watchers International Inc.(a)(b)	974,689	18,616,560

		428,237,224

Diversified Financial Services — 0.2%
Banco Latinoamericano de Comercio Exterior SA, Class E	643,509	13,404,293
Cannae Holdings Inc.(a)(b)	1,410,131	40,865,596
FGL Holdings(b)	3,042,425	25,556,370
GWG Holdings Inc.	59,613	425,637
Marlin Business Services Corp.	178,380	4,447,013
On Deck Capital Inc.(a)(b)	1,386,432	5,753,693

		90,452,602

Diversified Telecommunication Services — 0.6%
ATN International Inc.	230,789	13,323,449
Bandwidth Inc., Class A(a)	335,248	25,150,305
Cincinnati Bell Inc.(a)(b)	1,081,510	5,353,474
Cogent Communications Holdings Inc.	876,062	52,003,040
Consolidated Communications Holdings Inc.	1,517,064	7,479,126
Frontier Communications Corp.(a)(b)	2,319,388	4,058,929
IDT Corp., Class B(a)	347,260	3,288,552
Intelsat SA(a)(b)	1,398,267	27,196,293
Iridium Communications Inc.(a)(b)	2,065,602	48,045,903
Ooma Inc.(a)(b)	409,369	4,290,187
ORBCOMM Inc.(a)(b)	1,551,760	11,250,260
Pareteum Corp.(a)	2,263,473	5,907,665
pdvWireless Inc.(a)(b)	197,930	9,302,710

Security	Shares	Value

Diversified Telecommunication Services (continued)
Vonage Holdings Corp.(a)(b)	4,722,845	$53,509,834

		270,159,727

Electric Utilities — 1.0%
ALLETE Inc.	1,081,452	89,987,621
El Paso Electric Co.	846,709	55,374,769
Genie Energy Ltd., Class B	299,956	3,194,531
MGE Energy Inc.	727,942	53,198,001
Otter Tail Corp.	822,394	43,430,627
PNM Resources Inc.	1,658,416	84,429,959
Portland General Electric Co.	1,872,834	101,451,418
Spark Energy Inc., Class A	229,010	2,562,622

		433,629,548

Electrical Equipment — 0.9%
Allied Motion Technologies Inc.(b)	145,427	5,511,683
American Superconductor Corp.(a)	437,971	4,064,371
Atkore International Group Inc.(a)(b)	964,541	24,952,676
AZZ Inc.	541,814	24,934,280
Bloom Energy Corp., Class A(a)	1,149,556	14,105,052
Encore Wire Corp.	424,662	24,876,700
Energous Corp.(a)(b)	580,090	2,534,993
EnerSys	902,014	61,787,959
FuelCell Energy Inc.(a)(b)	2	—
Generac Holdings Inc.(a)(b)	1,275,907	88,560,705
Plug Power Inc.(a)(b)	4,787,307	10,771,441
Powell Industries Inc.	185,958	7,066,404
Preformed Line Products Co.	62,984	3,496,872
Sunrun Inc.(a)(b)	2,307,078	43,280,783
Thermon Group Holdings Inc.(a)(b)	681,135	17,471,113
TPI Composites Inc.(a)(b)	602,335	14,889,721
Vicor Corp.(a)(b)	371,270	11,527,934
Vivint Solar Inc.(a)(b)	909,441	6,638,919

		366,471,606

Electronic Equipment, Instruments & Components — 2.4%
Airgain Inc.(a)	193,002	2,730,978
Akoustis Technologies Inc.(a)	523,700	3,351,680
Anixter International Inc.(a)(b)	635,735	37,959,737
Arlo Technologies Inc.(a)	1,580,913	6,339,461
AVX Corp.	981,677	16,295,838
Badger Meter Inc.	596,524	35,606,518
Bel Fuse Inc., Class B, NVS	198,031	3,400,192
Belden Inc.(b)	818,903	48,782,052
Benchmark Electronics Inc.	804,387	20,206,202
Coda Octopus Group Inc.(a)	96,586	1,260,447
Control4 Corp.(a)(b)	558,503	13,264,446
CTS Corp.(b)	681,773	18,803,299
Daktronics Inc.	742,338	4,580,226
ePlus Inc.(a)(b)	278,845	19,223,574
Fabrinet(a)(b)	760,385	37,768,323
FARO Technologies Inc.(a)(b)	359,329	18,893,519
Fitbit Inc., Class A(a)(b)	4,618,726	20,322,394
II-VI Inc.(a)(b)	1,310,816	47,923,433
Insight Enterprises Inc.(a)(b)	739,160	43,019,112
Iteris Inc.(a)(b)	630,989	3,262,213
Itron Inc.(a)(b)	715,291	44,755,758
KEMET Corp.	1,187,343	22,333,922
Kimball Electronics Inc.(a)(b)	515,124	8,365,614
Knowles Corp.(a)(b)	1,696,628	31,065,259
Methode Electronics Inc.	762,192	21,775,826
MTS Systems Corp.	374,551	21,922,470

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Napco Security Technologies Inc.(a)(b)	238,133	$7,067,788
nLight Inc.(a)(b)	676,697	12,992,582
Novanta Inc.(a)(b)	702,351	66,231,699
OSI Systems Inc.(a)(b)	347,416	39,129,464
PAR Technology Corp.(a)(b)	242,895	6,849,639
Park Aerospace Corp.	379,899	6,340,514
PC Connection Inc.	230,207	8,052,641
PCM Inc.(a)	197,367	6,915,740
Plexus Corp.(a)(b)	619,875	36,182,104
Rogers Corp.(a)(b)	385,940	66,605,525
Sanmina Corp.(a)(b)	1,411,789	42,748,971
ScanSource Inc.(a)(b)	538,745	17,541,537
Tech Data Corp.(a)(b)	767,812	80,313,135
TTM Technologies Inc.(a)(b)	2,065,815	21,071,313
Vishay Intertechnology Inc.	2,767,287	45,715,581
Vishay Precision Group Inc.(a)(b)	219,407	8,914,506
Wrap Technologies Inc.(a)	158,624	986,641

		1,026,871,873

Energy Equipment & Services — 1.4%
Archrock Inc.	2,687,411	28,486,557
C&J Energy Services Inc.(a)	1,372,315	16,165,871
Cactus Inc., Class A(a)(b)	981,996	32,523,707
Covia Holdings Corp.(a)(b)	867,509	1,700,318
Diamond Offshore Drilling Inc.(a)(b)	1,373,567	12,183,539
DMC Global Inc.(b)	301,274	19,085,708
Dril-Quip Inc.(a)(b)	754,765	36,228,720
Era Group Inc.(a)(b)	416,306	3,471,992
Exterran Corp.(a)(b)	648,400	9,220,248
Forum Energy Technologies Inc.(a)(b)	1,742,394	5,958,987
Frank’s International NV(a)	2,223,390	12,139,709
FTS International Inc.(a)	717,744	4,005,011
Geospace Technologies Corp.(a)	275,917	4,169,106
Helix Energy Solutions Group Inc.(a)(b)	2,959,608	25,541,417
Independence Contract Drilling Inc.(a)(b)	971,151	1,534,419
Keane Group Inc.(a)(b)	1,106,893	7,438,321
KLX Energy Services Holdings Inc.(a)(b)	434,116	8,868,990
Liberty Oilfield Services Inc., Class A(b)	932,821	15,093,044
Mammoth Energy Services Inc.	248,098	1,706,914
Matrix Service Co.(a)(b)	554,870	11,241,666
McDermott International Inc.(a)(b)	3,784,775	36,560,926
Nabors Industries Ltd.	7,354,484	21,328,004
National Energy Services Reunited Corp.(a)	494,722	4,304,081
Natural Gas Services Group Inc.(a)(b)	277,076	4,571,754
NCS Multistage Holdings Inc.(a)(b)	206,626	733,522
Newpark Resources Inc.(a)(b)	1,866,868	13,852,161
Nine Energy Service Inc.(a)(b)	331,442	5,743,890
Noble Corp. PLC(a)(b)	5,151,539	9,633,378
Oceaneering International Inc.(a)	2,066,304	42,131,939
Oil States International Inc.(a)(b)	1,256,077	22,986,209
Pacific Drilling SA(a)	622,518	7,843,727
Parker Drilling Co.(a)	194,447	3,943,385
ProPetro Holding Corp.(a)(b)	1,666,842	34,503,629
RigNet Inc.(a)(b)	295,571	2,979,356
RPC Inc.	1,211,254	8,733,141
SEACOR Holdings Inc.(a)(b)	362,780	17,235,678
SEACOR Marine Holdings Inc.(a)(b)	401,800	6,010,928
Seadrill Ltd.(a)	1,222,536	5,085,750
Select Energy Services Inc., Class A(a)(b)	1,235,795	14,347,580
Smart Sand Inc.(a)(b)	428,159	1,044,708
Solaris Oilfield Infrastructure Inc., Class A	640,717	9,597,941

Security	Shares	Value

Energy Equipment & Services (continued)
Superior Energy Services Inc.(a)(b)	3,110,423	$4,043,550
TETRA Technologies Inc.(a)(b)	2,436,531	3,971,545
Tidewater Inc.(a)(b)	786,265	18,461,502
U.S. Silica Holdings Inc.	1,528,792	19,553,250
U.S. Well Services Inc.(a)	418,532	2,017,324

		577,983,102

Entertainment — 0.3%
AMC Entertainment Holdings Inc., Class A	1,058,906	9,879,593
Eros International PLC(a)(b)	710,806	959,588
Gaia Inc.(a)(b)	225,239	1,707,312
Glu Mobile Inc.(a)(b)	2,415,477	17,343,125
IMAX Corp.(a)(b)	1,089,846	22,014,889
Liberty Media Corp.-Liberty Braves, Class A(a)(b)	211,360	5,875,808
Liberty Media Corp.-Liberty Braves, Class C, NVS(a)(b)	751,569	21,021,385
LiveXLive Media Inc.(a)(b)	586,153	2,432,535
Marcus Corp. (The)	466,517	15,376,400
Reading International Inc., Class A, NVS(a)(b)	350,609	4,550,905
Rosetta Stone Inc.(a)(b)	432,113	9,886,745

		111,048,285

Equity Real Estate Investment Trusts (REITs) — 7.0%
Acadia Realty Trust	1,698,393	46,485,016
Agree Realty Corp.	784,501	50,247,289
Alexander & Baldwin Inc.	1,431,263	33,062,175
Alexander’s Inc.	44,469	16,466,871
American Assets Trust Inc.	970,778	45,743,059
American Finance Trust Inc.	2,229,987	24,306,858
Armada Hoffler Properties Inc.	1,086,136	17,975,551
Ashford Hospitality Trust Inc.	1,885,289	5,599,308
Bluerock Residential Growth REIT Inc.	474,771	5,578,559
Braemar Hotels & Resorts Inc.	628,926	6,226,367
BRT Apartments Corp.	203,157	2,870,608
CareTrust REIT Inc.	2,012,356	47,853,826
CatchMark Timber Trust Inc., Class A	1,023,291	10,693,391
CBL & Associates Properties Inc.	3,405,207	3,541,415
Cedar Realty Trust Inc.	1,771,295	4,693,932
Chatham Lodging Trust	958,190	18,081,045
Chesapeake Lodging Trust	1,245,313	35,391,796
CIM Commercial Trust Corp.	84,967	1,752,020
City Office REIT Inc.	808,925	9,699,011
Clipper Realty Inc.	291,781	3,262,112
Community Healthcare Trust Inc.	374,063	14,741,823
CoreCivic Inc.	2,485,070	51,590,053
CorEnergy Infrastructure Trust Inc.	268,384	10,644,109
CorePoint Lodging Inc.	873,585	10,823,718
DiamondRock Hospitality Co.	4,211,170	43,543,498
Easterly Government Properties Inc.	1,423,539	25,780,291
EastGroup Properties Inc.	757,380	87,840,932
Essential Properties Realty Trust Inc.	1,033,467	20,710,679
Farmland Partners Inc.(b)	600,766	4,235,400
First Industrial Realty Trust Inc.	2,630,512	96,645,011
Four Corners Property Trust Inc.	1,425,744	38,965,584
Franklin Street Properties Corp.	2,183,643	16,115,285
Front Yard Residential Corp.	1,036,910	12,671,040
GEO Group Inc. (The)	2,482,617	52,159,783
Getty Realty Corp.	696,009	21,409,237
Gladstone Commercial Corp.	624,474	13,251,338
Gladstone Land Corp.	340,208	3,922,598
Global Medical REIT Inc.	641,716	6,738,018

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Global Net Lease Inc.	1,760,303	$34,537,145
Hannon Armstrong Sustainable Infrastructure Capital Inc.	1,284,056	36,184,698
Healthcare Realty Trust Inc.	2,669,064	83,595,085
Hersha Hospitality Trust	727,811	12,037,994
Independence Realty Trust Inc.	1,876,937	21,716,161
Industrial Logistics Properties Trust	1,351,905	28,146,662
Innovative Industrial Properties Inc.(b)	195,553	24,162,529
Investors Real Estate Trust	243,269	14,272,592
iStar Inc.	1,289,655	16,017,515
Jernigan Capital Inc.	434,584	8,908,972
Kite Realty Group Trust	1,728,306	26,149,270
Lexington Realty Trust	4,778,668	44,967,266
LTC Properties Inc.	821,161	37,494,211
Mack-Cali Realty Corp.	1,891,437	44,051,568
Monmouth Real Estate Investment Corp.	1,901,486	25,765,135
National Health Investors Inc.	873,129	68,130,256
National Storage Affiliates Trust	1,187,364	34,362,314
New Senior Investment Group Inc.	1,726,903	11,604,788
NexPoint Residential Trust Inc.	390,497	16,166,576
NorthStar Realty Europe Corp.	927,786	15,243,524
Office Properties Income Trust	995,085	26,140,883
One Liberty Properties Inc.	321,933	9,323,180
Pebblebrook Hotel Trust	2,712,896	76,449,409
Pennsylvania REIT(b)	1,460,915	9,495,948
Physicians Realty Trust	3,873,266	67,549,759
Piedmont Office Realty Trust Inc., Class A	2,612,093	52,059,014
PotlatchDeltic Corp.	1,379,686	53,780,160
Preferred Apartment Communities Inc., Class A	903,439	13,506,413
PS Business Parks Inc.	417,469	70,356,051
QTS Realty Trust Inc., Class A	1,141,555	52,717,010
Retail Opportunity Investments Corp.	2,348,925	40,237,085
Retail Value Inc.	311,110	10,826,628
Rexford Industrial Realty Inc.	2,166,312	87,454,015
RLJ Lodging Trust	3,591,793	63,718,408
RPT Realty	1,637,984	19,835,986
Ryman Hospitality Properties Inc.	957,277	77,625,592
Sabra Health Care REIT Inc.	3,732,870	73,500,210
Safehold Inc.(b)	155,258	4,688,792
Saul Centers Inc.	247,861	13,912,438
Senior Housing Properties Trust	3,591,417	29,701,019
Seritage Growth Properties, Class A(b)	681,615	29,282,180
Spirit MTA REIT	910,706	7,595,288
STAG Industrial Inc.	2,638,513	79,788,633
Summit Hotel Properties Inc.	2,159,311	24,767,297
Sunstone Hotel Investors Inc.	4,761,312	65,277,588
Tanger Factory Outlet Centers Inc.	1,901,849	30,828,972
Terreno Realty Corp.	1,296,444	63,577,614
UMH Properties Inc.	730,556	9,066,200
Uniti Group Inc.	3,859,943	36,669,459
Universal Health Realty Income Trust	267,427	22,712,575
Urban Edge Properties	2,401,084	41,610,786
Urstadt Biddle Properties Inc., Class A	616,835	12,953,535
Washington Prime Group Inc.	3,923,509	14,987,804
Washington REIT	1,673,150	44,723,300
Whitestone REIT	804,011	10,202,900
Xenia Hotels & Resorts Inc.	2,364,466	49,299,116

		2,921,054,114

Food & Staples Retailing — 0.6%
Andersons Inc. (The)	656,598	17,885,729

Security	Shares	Value

Food & Staples Retailing (continued)
BJ’s Wholesale Club Holdings Inc.(a)(b)	2,364,615	$62,425,836
Chefs’ Warehouse Inc. (The)(a)(b)	503,517	17,658,341
HF Foods Group Inc.(a)	156,873	5,460,749
Ingles Markets Inc., Class A	301,713	9,392,326
Natural Grocers by Vitamin Cottage Inc.(a)(b)	176,159	1,770,398
Performance Food Group Co.(a)(b)	2,146,923	85,941,328
PriceSmart Inc.	468,642	23,956,979
Rite Aid Corp.(a)(b)	1,144,554	9,167,878
SpartanNash Co.	752,308	8,779,434
United Natural Foods Inc.(a)(b)	1,081,876	9,704,428
Village Super Market Inc., Class A	168,530	4,467,730
Weis Markets Inc.	202,002	7,354,893

		263,966,049

Food Products — 1.2%
Alico Inc.	84,177	2,553,930
B&G Foods Inc.(b)	1,343,666	27,948,253
Bridgford Foods Corp.(a)	36,086	1,073,919
Calavo Growers Inc.	338,019	32,699,958
Cal-Maine Foods Inc.(b)	657,066	27,412,794
Darling Ingredients Inc.(a)(b)	3,425,423	68,131,664
Dean Foods Co.(b)	1,812,757	1,674,625
Farmer Bros. Co.(a)(b)	226,374	3,705,742
Fresh Del Monte Produce Inc.	647,471	17,449,343
Freshpet Inc.(a)(b)	647,471	29,466,405
Hostess Brands Inc.(a)(b)	2,088,826	30,162,647
J&J Snack Foods Corp.	315,348	50,755,261
John B Sanfilippo & Son Inc.	179,948	14,340,056
Lancaster Colony Corp.	394,302	58,593,277
Landec Corp.(a)(b)	494,093	4,629,651
Limoneira Co.	326,120	6,502,833
Sanderson Farms Inc.	414,953	56,665,982
Seneca Foods Corp., Class A(a)(b)	139,151	3,872,572
Simply Good Foods Co. (The)(a)(b)	1,479,375	35,623,350
Tootsie Roll Industries Inc.(b)	347,079	12,817,628

		486,079,890

Gas Utilities — 1.2%
Chesapeake Utilities Corp.	333,249	31,665,320
New Jersey Resources Corp.	1,852,141	92,181,058
Northwest Natural Holding Co.	600,400	41,727,800
ONE Gas Inc.	1,089,864	98,414,719
RGC Resources Inc.	162,239	4,951,534
South Jersey Industries Inc.	1,932,165	65,171,926
Southwest Gas Holdings Inc.	1,113,491	99,791,063
Spire Inc.	1,037,067	87,030,663

		520,934,083

Health Care Equipment & Supplies — 3.9%
Accuray Inc.(a)(b)	1,811,732	7,011,403
Alphatec Holdings Inc.(a)	622,454	2,825,941
AngioDynamics Inc.(a)	760,895	14,982,023
Antares Pharma Inc.(a)(b)	3,372,839	11,096,640
Apyx Medical Corp.(a)	694,449	4,666,697
AtriCure Inc.(a)(b)	773,857	23,091,893
Atrion Corp.	29,829	25,436,381
Avanos Medical Inc.(a)(b)	986,510	43,021,701
Avedro Inc.(a)	105,168	2,065,500
Axogen Inc.(a)(b)	719,219	14,240,536
Axonics Modulation Technologies Inc.(a)(b)	322,137	13,197,953
BioLife Solutions Inc.(a)	139,163	2,358,813
BioSig Technologies Inc.(a)	326,716	3,067,863

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Cardiovascular Systems Inc.(a)(b)	712,209	$30,575,132
Cerus Corp.(a)(b)	2,845,701	15,992,840
Conformis Inc.(a)	1,332,083	5,807,882
CONMED Corp.	568,170	48,618,307
Corindus Vascular Robotics Inc.(a)	1,914,923	5,706,471
CryoLife Inc.(a)	760,300	22,755,779
CryoPort Inc.(a)(b)	582,733	10,675,669
Cutera Inc.(a)	289,204	6,009,659
CytoSorbents Corp.(a)(b)	620,382	4,100,725
ElectroCore Inc.(a)(b)	245,169	490,338
GenMark Diagnostics Inc.(a)(b)	1,135,503	7,369,415
Glaukos Corp.(a)(b)	743,326	56,046,780
Globus Medical Inc., Class A(a)(b)	1,585,776	67,078,325
Haemonetics Corp.(a)	1,068,214	128,548,873
Heska Corp.(a)(b)	144,677	12,322,140
Inogen Inc.(a)(b)	381,022	25,437,029
Integer Holdings Corp.(a)(b)	677,845	56,884,752
IntriCon Corp.(a)(b)	171,118	3,997,317
Invacare Corp.	742,569	3,853,933
iRadimed Corp.(a)(b)	91,965	1,880,684
iRhythm Technologies Inc.(a)(b)	516,096	40,812,872
Lantheus Holdings Inc.(a)(b)	795,741	22,519,470
LeMaitre Vascular Inc.	337,445	9,441,711
LivaNova PLC(a)(b)	1,012,675	72,872,093
Meridian Bioscience Inc.	880,788	10,463,761
Merit Medical Systems Inc.(a)(b)	1,117,432	66,554,250
Mesa Laboratories Inc.(b)	71,165	17,388,456
Misonix Inc.(a)	153,366	3,898,564
Natus Medical Inc.(a)(b)	703,584	18,075,073
Neogen Corp.(a)(b)	1,069,255	66,411,428
Neuronetics Inc.(a)(b)	294,740	3,687,197
Nevro Corp.(a)(b)	616,452	39,964,583
Novocure Ltd.(a)(b)	1,767,241	111,742,648
NuVasive Inc.(a)(b)	1,083,032	63,400,693
OraSure Technologies Inc.(a)(b)	1,287,515	11,948,139
Orthofix Medical Inc.(a)(b)	376,869	19,928,833
OrthoPediatrics Corp.(a)(b)	182,974	7,135,986
Pulse Biosciences Inc.(a)(b)	243,387	3,212,708
Quidel Corp.(a)(b)	738,408	43,802,363
Rockwell Medical Inc.(a)(b)	1,163,312	3,501,569
RTI Surgical Holdings Inc.(a)(b)	1,175,010	4,993,793
SeaSpine Holdings Corp.(a)(b)	330,741	4,382,318
Senseonics Holdings Inc.(a)(b)	2,224,963	4,538,925
Shockwave Medical Inc.(a)	137,888	7,872,026
SI-BONE Inc.(a)(b)	335,354	6,821,100
Sientra Inc.(a)	464,538	2,861,554
Silk Road Medical Inc.(a)	145,166	7,034,744
Soliton Inc.	45,668	671,320
STAAR Surgical Co.(a)(b)	926,776	27,228,679
Surmodics Inc.(a)	279,189	12,052,589
Tactile Systems Technology Inc.(a)(b)	378,683	21,554,636
Tandem Diabetes Care Inc.(a)(b)	1,157,458	74,679,190
TransEnterix Inc.(a)(b)	3,838,144	5,219,876
TransMedics Group Inc.(a)	137,633	3,989,981
Utah Medical Products Inc.	73,406	7,024,954
Vapotherm Inc.(a)(b)	92,502	2,127,546
Varex Imaging Corp.(a)(b)	780,854	23,933,175
ViewRay Inc.(a)(b)	1,447,896	12,755,964
Wright Medical Group NV(a)(b)	2,631,660	78,476,101

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Zynex Inc.	324,773	$2,919,709

		1,629,115,971

Health Care Providers & Services — 2.0%
Addus HomeCare Corp.(a)(b)	220,038	16,491,848
Amedisys Inc.(a)(b)	654,218	79,428,607
American Renal Associates Holdings Inc.(a)(b)	382,552	2,846,187
AMN Healthcare Services Inc.(a)(b)	960,325	52,097,631
Apollo Medical Holdings Inc.(a)(b)	131,567	2,198,485
Avalon GloboCare Corp.(a)	451,996	1,175,190
BioScrip Inc.(a)(b)	2,532,372	6,584,167
BioTelemetry Inc.(a)(b)	692,068	33,323,074
Brookdale Senior Living Inc.(a)(b)	3,837,526	27,668,563
Catasys Inc.(a)	147,292	2,830,952
Community Health Systems Inc.(a)(b)	1,768,608	4,722,183
CorVel Corp.(a)(b)	188,041	16,361,447
Cross Country Healthcare Inc.(a)(b)	745,205	6,990,023
Diplomat Pharmacy Inc.(a)(b)	1,207,439	7,353,304
Ensign Group Inc. (The)	1,055,223	60,063,293
Enzo Biochem Inc.(a)(b)	881,419	2,970,382
Genesis Healthcare Inc.(a)(b)	1,699,604	2,107,509
Hanger Inc.(a)	755,509	14,467,997
HealthEquity Inc.(a)(b)	1,280,286	83,730,704
Joint Corp. (The)(a)	272,303	4,955,915
LHC Group Inc.(a)	627,819	75,074,596
Magellan Health Inc.(a)	455,632	33,821,563
National HealthCare Corp.	254,926	20,687,245
National Research Corp.	250,844	14,446,106
Owens & Minor Inc.(b)	1,231,398	3,940,474
Patterson Companies Inc.	1,743,593	39,928,280
PetIQ Inc.(a)(b)	393,792	12,979,384
Providence Service Corp. (The)(a)(b)	243,219	13,946,177
R1 RCM Inc.(a)(b)	2,137,688	26,892,115
RadNet Inc.(a)(b)	876,339	12,084,715
Select Medical Holdings Corp.(a)(b)	2,294,449	36,412,906
Surgery Partners Inc.(a)(b)	501,235	4,080,053
Tenet Healthcare Corp.(a)(b)	2,145,385	44,323,654
Tivity Health Inc.(a)(b)	995,238	16,361,713
Triple-S Management Corp., Class B(a)	455,019	10,852,203
U.S. Physical Therapy Inc.(b)	262,084	32,123,636

		826,322,281

Health Care Technology — 1.0%
Allscripts Healthcare Solutions Inc.(a)(b)	3,459,270	40,231,310
Castlight Health Inc., Class B(a)(b)	2,099,385	6,781,013
Computer Programs & Systems Inc.	264,911	7,361,877
Evolent Health Inc., Class A(a)(b)	1,510,649	12,009,659
HealthStream Inc.(a)	547,765	14,165,203
HMS Holdings Corp.(a)(b)	1,810,307	58,635,844
Inovalon Holdings Inc., Class A(a)(b)	1,467,668	21,295,863
Inspire Medical Systems Inc.(a)(b)	277,795	16,848,267
NextGen Healthcare Inc.(a)(b)	1,128,501	22,457,170
Omnicell Inc.(a)(b)	855,071	73,561,758
OptimizeRx Corp.(a)	249,888	4,048,186
Simulations Plus Inc.	249,157	7,115,924
Tabula Rasa HealthCare Inc.(a)(b)	406,782	20,310,625
Teladoc Health Inc.(a)(b)	1,489,722	98,932,438
Vocera Communications Inc.(a)(b)	642,680	20,514,345

		424,269,482

Hotels, Restaurants & Leisure — 2.7%
BBX Capital Corp.	1,336,120	6,560,349

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Biglari Holdings Inc., Class B, NVS(a)(b)	20,799	$2,160,184
BJ’s Restaurants Inc.	432,475	19,002,952
Bloomin’ Brands Inc.	1,916,964	36,249,789
Bluegreen Vacations Corp.	164,557	1,923,671
Boyd Gaming Corp.	1,674,497	45,110,949
Brinker International Inc.	779,434	30,670,728
Carrols Restaurant Group Inc.(a)(b)	717,436	6,478,447
Century Casinos Inc.(a)(b)	582,432	5,649,590
Cheesecake Factory Inc. (The)	878,749	38,418,906
Churchill Downs Inc.	733,086	84,356,206
Chuy’s Holdings Inc.(a)(b)	345,594	7,921,015
Cracker Barrel Old Country Store Inc.	401,609	68,566,705
Dave & Buster’s Entertainment Inc.	759,931	30,754,408
Del Frisco’s Restaurant Group Inc.(a)(b)	715,739	5,697,282
Del Taco Restaurants Inc.(a)(b)	608,940	7,806,611
Denny’s Corp.(a)(b)	1,227,429	25,199,117
Dine Brands Global Inc.	347,898	33,213,822
Drive Shack Inc.(a)(b)	1,287,662	6,039,135
El Pollo Loco Holdings Inc.(a)(b)	446,389	4,758,507
Eldorado Resorts Inc.(a)(b)	1,374,023	63,301,240
Empire Resorts Inc.(a)(b)	65,907	632,707
Everi Holdings Inc.(a)(b)	1,410,450	16,826,669
Fiesta Restaurant Group Inc.(a)(b)	493,295	6,481,896
Golden Entertainment Inc.(a)	382,902	5,360,628
Habit Restaurants Inc. (The), Class A(a)(b)	442,056	4,637,167
Inspired Entertainment Inc.(a)	184,504	1,557,214
International Speedway Corp., Class A	493,962	22,173,954
J Alexander’s Holdings Inc.(a)(b)	257,869	2,895,869
Jack in the Box Inc.	538,214	43,805,238
Lindblad Expeditions Holdings Inc.(a)(b)	478,734	8,593,275
Marriott Vacations Worldwide Corp.	921,063	88,790,473
Monarch Casino & Resort Inc.(a)(b)	233,573	9,982,910
Nathan’s Famous Inc.	63,208	4,937,809
Noodles & Co.(a)(b)	595,440	4,692,067
Papa John’s International Inc.(b)	464,605	20,777,136
Penn National Gaming Inc.(a)(b)	2,316,354	44,612,978
PlayAGS Inc.(a)(b)	554,882	10,792,455
Potbelly Corp.(a)(b)	451,132	2,296,262
RCI Hospitality Holdings Inc.	191,657	3,355,914
Red Lion Hotels Corp.(a)(b)	494,743	3,517,623
Red Robin Gourmet Burgers Inc.(a)(b)	274,909	8,403,968
Red Rock Resorts Inc., Class A	1,456,131	31,277,694
Ruth’s Hospitality Group Inc.	590,757	13,416,092
Scientific Games Corp./DE, Class A(a)(b)	1,163,354	23,057,676
SeaWorld Entertainment Inc.(a)	1,052,609	32,630,879
Shake Shack Inc., Class A(a)(b)	588,090	42,460,098
Speedway Motorsports Inc.	229,186	4,251,400
Target Hospitality Corp.(a)	688,702	6,267,188
Texas Roadhouse Inc.	1,422,178	76,328,293
Twin River Worldwide Holdings Inc.(a)	436,688	12,991,468
Wingstop Inc.(b)	612,065	57,993,159

		1,145,637,772

Household Durables — 1.6%
Bassett Furniture Industries Inc.	202,024	3,080,866
Beazer Homes USA Inc.(a)(b)	604,424	5,808,515
Cavco Industries Inc.(a)(b)	179,671	28,305,369
Century Communities Inc.(a)(b)	546,753	14,532,695
Ethan Allen Interiors Inc.	507,159	10,680,769
Flexsteel Industries Inc.	147,807	2,521,587
GoPro Inc., Class A(a)(b)	2,552,507	13,936,688

Security	Shares	Value

Household Durables (continued)
Green Brick Partners Inc.(a)(b)	491,689	$4,085,936
Hamilton Beach Brands Holding Co., Class A	146,719	2,794,997
Helen of Troy Ltd.(a)(b)	525,215	68,587,827
Hooker Furniture Corp.	251,624	5,188,487
Installed Building Products Inc.(a)(b)	472,392	27,975,054
iRobot Corp.(a)(b)	572,365	52,451,529
KB Home	1,768,006	45,490,794
La-Z-Boy Inc.	935,648	28,686,968
Legacy Housing Corp.(a)(b)	93,661	1,166,079
LGI Homes Inc.(a)(b)	417,788	29,842,597
Lifetime Brands Inc.	235,559	2,228,388
Lovesac Co. (The)(a)(b)	127,327	3,956,050
M/I Homes Inc.(a)	560,719	16,002,920
MDC Holdings Inc.	1,035,218	33,934,446
Meritage Homes Corp.(a)	755,615	38,793,274
Purple Innovation Inc.(a)(b)	87,416	590,058
Skyline Champion Corp.(a)	1,049,922	28,746,864
Sonos Inc.(a)(b)	1,454,621	16,495,402
Taylor Morrison Home Corp.(a)(b)	2,237,996	46,908,396
TopBuild Corp.(a)(b)	707,780	58,575,873
TRI Pointe Group Inc.(a)(b)	2,952,832	35,345,399
Tupperware Brands Corp.	1,017,713	19,367,078
Universal Electronics Inc.(a)(b)	276,231	11,330,996
William Lyon Homes, Class A(a)(b)	671,865	12,248,099
ZAGG Inc.(a)(b)	614,305	4,275,563

		673,935,563

Household Products — 0.2%
Central Garden & Pet Co.(a)(b)	221,810	5,977,779
Central Garden & Pet Co., Class A, NVS(a)(b)	886,494	21,843,212
Oil-Dri Corp. of America	107,588	3,662,296
WD-40 Co.	286,625	45,584,840

		77,068,127

Independent Power and Renewable Electricity Producers — 0.4%
Atlantic Power Corp.(a)(b)	2,164,899	5,239,056
Clearway Energy Inc., Class A	717,902	11,615,654
Clearway Energy Inc., Class C	1,538,153	25,933,260
Ormat Technologies Inc.(b)	827,737	52,470,248
Pattern Energy Group Inc., Class A	1,842,134	42,534,874
TerraForm Power Inc., Class A	1,534,207	21,939,160

		159,732,252

Industrial Conglomerates — 0.1%
Raven Industries Inc.	748,160	26,843,981

Insurance — 2.3%
Ambac Financial Group Inc.(a)(b)	946,084	15,941,515
American Equity Investment Life Holding Co.	1,909,927	51,873,617
AMERISAFE Inc.	385,626	24,591,370
Argo Group International Holdings Ltd.	681,041	50,431,086
Citizens Inc./TX(a)(b)	1,052,001	7,679,607
CNO Financial Group Inc.	3,340,162	55,713,902
Crawford & Co., Class A, NVS	344,978	3,632,618
Donegal Group Inc., Class A	223,593	3,414,265
eHealth Inc.(a)	466,049	40,126,819
EMC Insurance Group Inc.	199,333	7,181,968
Employers Holdings Inc.	656,286	27,741,209
Enstar Group Ltd.(a)(b)	239,775	41,787,987
FBL Financial Group Inc., Class A	205,471	13,109,050
FedNat Holding Co.	255,324	3,643,473
Genworth Financial Inc., Class A(a)(b)	10,557,191	39,167,179

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Global Indemnity Ltd.	176,426	$5,462,149
Goosehead Insurance Inc., Class A(b)	233,254	11,149,541
Greenlight Capital Re Ltd., Class A(a)(b)	621,765	5,278,785
Hallmark Financial Services Inc.(a)(b)	271,118	3,858,009
HCI Group Inc.	135,542	5,485,385
Health Insurance Innovations Inc., Class A(a)(b)	203,455	5,273,554
Heritage Insurance Holdings Inc.	555,647	8,562,520
Horace Mann Educators Corp.	848,205	34,174,179
Independence Holding Co.	104,648	4,051,971
Investors Title Co.	29,746	4,967,582
James River Group Holdings Ltd.	572,084	26,830,740
Kinsale Capital Group Inc.(b)	410,226	37,527,474
MBIA Inc.(a)(b)	1,789,820	16,663,224
National General Holdings Corp.	1,413,596	32,427,892
National Western Life Group Inc., Class A	47,581	12,228,317
NI Holdings Inc.(a)(b)	201,297	3,544,840
Palomar Holdings Inc.(a)	118,342	2,844,942
ProAssurance Corp.	1,092,906	39,464,836
Protective Insurance Corp., Class B	197,874	3,437,071
RLI Corp.	833,166	71,410,658
Safety Insurance Group Inc.	307,360	29,239,157
Selective Insurance Group Inc.	1,201,816	90,004,000
State Auto Financial Corp.	358,968	12,563,880
Stewart Information Services Corp.	497,707	20,152,156
Third Point Reinsurance Ltd.(a)	1,525,399	15,742,118
Tiptree Inc.	528,989	3,332,631
Trupanion Inc.(a)(b)	592,966	21,423,862
United Fire Group Inc.	441,734	21,406,430
United Insurance Holdings Corp.	422,561	6,025,720
Universal Insurance Holdings Inc.	652,660	18,209,214
Watford Holdings Ltd.(a)	422,111	11,574,284

		970,352,786

Interactive Media & Services — 0.5%
Care.com Inc.(a)(b)	449,976	4,940,737
Cargurus Inc.(a)(b)	1,548,117	55,902,505
Cars.com Inc.(a)(b)	1,399,032	27,588,911
DHI Group Inc.(a)	1,066,492	3,807,376
Eventbrite Inc., Class A(a)	761,979	12,344,060
EverQuote Inc., Class A(a)	176,886	2,299,518
Liberty TripAdvisor Holdings Inc., Class A(a)(b)	1,514,420	18,778,808
Meet Group Inc. (The)(a)(b)	1,534,473	5,339,966
QuinStreet Inc.(a)(b)	944,719	14,973,796
Travelzoo(a)(b)	123,114	1,900,880
TrueCar Inc.(a)(b)	2,159,906	11,793,087
Yelp Inc.(a)(b)	1,573,771	53,791,493

		213,461,137

Internet & Direct Marketing Retail — 0.6%
1-800-Flowers.com Inc., Class A(a)(b)	538,555	10,167,919
Duluth Holdings Inc., Class B(a)(b)	223,915	3,043,005
Groupon Inc.(a)(b)	9,422,042	33,730,910
Lands’ End Inc.(a)(b)	210,288	2,569,719
Leaf Group Ltd.(a)(b)	384,652	2,850,271
Liberty Expedia Holdings Inc., Class A(a)(b)	1,136,722	54,323,944
Liquidity Services Inc.(a)(b)	596,053	3,629,963
Overstock.com Inc.(a)(b)	560,735	7,625,996
PetMed Express Inc.(b)	422,126	6,614,715
Quotient Technology Inc.(a)(b)	1,640,280	17,616,607
Rubicon Project Inc. (The)(a)	999,472	6,356,642
Shutterfly Inc.(a)(b)	714,866	36,136,476

Security	Shares	Value

Internet & Direct Marketing Retail (continued)
Shutterstock Inc.(b)	398,157	$15,603,773
Stamps.com Inc.(a)(b)	349,365	15,815,754
Stitch Fix Inc., Class A(a)	874,596	27,978,326
Waitr Holdings Inc.(a)	1,093,953	6,880,964

		250,944,984

IT Services — 2.2%
Brightcove Inc.(a)(b)	790,567	8,166,557
Carbonite Inc.(a)(b)	690,538	17,981,610
Cardtronics PLC, Class A(a)(b)	796,400	21,757,648
Cass Information Systems Inc.	295,246	14,313,526
Conduent Inc.(a)	3,609,460	34,614,721
CSG Systems International Inc.	686,023	33,498,503
Endurance International Group Holdings Inc.(a)(b)	1,492,982	7,166,314
EVERTEC Inc.	1,264,901	41,362,263
Evo Payments Inc., Class A(a)(b)	652,148	20,562,226
Exela Technologies Inc.(a)(b)	948,442	2,077,088
ExlService Holdings Inc.(a)(b)	699,218	46,239,286
GTT Communications Inc.(a)(b)	693,832	12,211,443
Hackett Group Inc. (The)	523,130	8,783,353
I3 Verticals Inc., Class A(a)(b)	199,801	5,884,139
Information Services Group Inc.(a)(b)	730,097	2,307,107
International Money Express Inc.(a)	270,106	3,808,495
KBR Inc.	2,953,818	73,668,221
Limelight Networks Inc.(a)(b)	2,284,283	6,167,564
LiveRamp Holdings Inc.(a)	1,423,794	69,025,533
ManTech International Corp./VA, Class A	558,567	36,781,637
MAXIMUS Inc.	1,326,761	96,243,243
NIC Inc.	1,371,401	21,997,272
Paysign Inc.(a)	620,966	8,302,315
Perficient Inc.(a)(b)	673,118	23,101,410
Perspecta Inc.	2,949,580	69,049,668
Presidio Inc.	961,834	13,148,271
PRGX Global Inc.(a)(b)	412,908	2,774,742
Priority Technology Holdings Inc.(a)	136,711	1,073,181
Science Applications International Corp.	1,238,141	107,173,485
StarTek Inc.(a)	338,954	2,769,254
Sykes Enterprises Inc.(a)	821,146	22,548,669
TTEC Holdings Inc.	298,659	13,914,523
Tucows Inc., Class A(a)(b)	197,514	12,052,304
Unisys Corp.(a)(b)	1,063,331	10,335,577
USA Technologies Inc.(a)(b)	1,251,715	9,300,243
Verra Mobility Corp.(a)	2,054,142	26,888,719
Virtusa Corp.(a)	599,912	26,654,090

		933,704,200

Leisure Products — 0.4%
Acushnet Holdings Corp.	733,838	19,270,586
American Outdoor Brands Corp.(a)(b)	1,137,255	10,246,667
Callaway Golf Co.(b)	1,949,492	33,453,283
Clarus Corp.	405,895	5,861,124
Escalade Inc.	235,019	2,695,668
Johnson Outdoors Inc., Class A	104,383	7,783,840
Malibu Boats Inc., Class A(a)(b)	437,162	16,983,744
Marine Products Corp.	153,058	2,363,215
MasterCraft Boat Holdings Inc.(a)(b)	379,559	7,435,561
Sturm Ruger & Co. Inc.	348,719	18,998,211
Vista Outdoor Inc.(a)(b)	1,215,607	10,794,590
YETI Holdings Inc.(a)(b)	644,700	18,664,065

		154,550,554

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Life Sciences Tools & Services — 0.7%
Accelerate Diagnostics Inc.(a)(b)	568,807	$13,014,304
Cambrex Corp.(a)(b)	702,861	32,900,923
ChromaDex Corp.(a)(b)	770,441	3,582,551
Codexis Inc.(a)(b)	1,102,528	20,319,591
Fluidigm Corp.(a)	1,441,865	17,763,777
Luminex Corp.	876,424	18,089,391
Medpace Holdings Inc.(a)(b)	575,703	37,662,490
NanoString Technologies Inc.(a)	689,361	20,922,106
NeoGenomics Inc.(a)(b)	1,825,211	40,045,129
Pacific Biosciences of California Inc.(a)(b)	2,968,297	17,958,197
Quanterix Corp.(a)(b)	198,558	6,709,275
Syneos Health Inc.(a)(b)	1,298,705	66,350,839

		295,318,573

Machinery — 4.0%
Actuant Corp., Class A(b)	1,163,482	28,865,988
Alamo Group Inc.(b)	203,285	20,314,270
Albany International Corp., Class A	603,462	50,033,034
Altra Industrial Motion Corp.	1,341,878	48,146,583
Astec Industries Inc.	462,313	15,052,911
Barnes Group Inc.	997,856	56,219,207
Blue Bird Corp.(a)(b)	327,537	6,449,204
Briggs & Stratton Corp.	862,015	8,827,034
Chart Industries Inc.(a)	739,543	56,856,066
CIRCOR International Inc.(a)	407,144	18,728,624
Columbus McKinnon Corp./NY	475,198	19,944,060
Commercial Vehicle Group Inc.(a)(b)	659,600	5,289,992
Douglas Dynamics Inc.	467,261	18,592,315
Eastern Co. (The)	107,268	3,005,649
Energy Recovery Inc.(a)(b)	774,664	8,071,999
EnPro Industries Inc.	429,070	27,391,829
ESCO Technologies Inc.	532,849	44,023,984
Evoqua Water Technologies Corp.(a)(b)	1,561,405	22,234,407
Federal Signal Corp.	1,246,227	33,336,572
Franklin Electric Co. Inc.	964,066	45,793,135
Gencor Industries Inc.(a)(b)	196,092	2,549,196
Gorman-Rupp Co. (The)	374,276	12,287,481
Graham Corp.	197,664	3,994,789
Greenbrier Companies Inc. (The)	669,738	20,360,035
Harsco Corp.(a)(b)	1,659,352	45,532,619
Helios Technologies Inc.(b)	610,939	28,353,679
Hillenbrand Inc.	1,290,401	51,061,168
Hurco Companies Inc.	129,270	4,596,841
Hyster-Yale Materials Handling Inc.	209,845	11,596,035
John Bean Technologies Corp.(b)	650,596	78,806,694
Kadant Inc.	229,152	20,809,293
Kennametal Inc.	1,712,914	63,360,689
LB Foster Co., Class A(a)(b)	212,372	5,806,251
Lindsay Corp.	225,211	18,514,596
Luxfer Holdings PLC	567,341	13,911,201
Lydall Inc.(a)	359,881	7,269,596
Manitowoc Co. Inc. (The)(a)(b)	740,882	13,187,700
Meritor Inc.(a)(b)	1,673,299	40,577,501
Milacron Holdings Corp.(a)(b)	1,418,317	19,572,775
Miller Industries Inc./TN	236,009	7,257,277
Mueller Industries Inc.	1,158,448	33,907,773
Mueller Water Products Inc., Class A	3,273,652	32,147,263
Navistar International Corp.(a)(b)	1,034,134	35,625,916
NN Inc.	885,254	8,640,079
Omega Flex Inc.	59,516	4,571,424
Park-Ohio Holdings Corp.	186,515	6,078,524

Security	Shares	Value

Machinery (continued)
Proto Labs Inc.(a)(b)	562,507	$65,262,062
RBC Bearings Inc.(a)(b)	505,877	84,385,342
REV Group Inc.	584,740	8,426,103
Rexnord Corp.(a)(b)	2,196,120	66,366,746
Spartan Motors Inc.	715,610	7,843,086
SPX Corp.(a)	911,149	30,086,140
SPX FLOW Inc.(a)(b)	877,124	36,716,411
Standex International Corp.	261,786	19,147,028
Tennant Co.	375,232	22,964,198
Terex Corp.	1,321,758	41,503,201
Titan International Inc.	1,013,023	4,953,682
TriMas Corp.(a)(b)	948,171	29,364,856
Twin Disc Inc.(a)	217,635	3,286,289
Wabash National Corp.	1,139,337	18,537,013
Watts Water Technologies Inc., Class A	575,724	53,645,962
Welbilt Inc.(a)	2,708,551	45,232,802

		1,665,274,179

Marine — 0.1%
Costamare Inc.	994,994	5,104,319
Eagle Bulk Shipping Inc.(a)(b)	954,670	5,002,471
Genco Shipping & Trading Ltd.(a)(b)	316,369	2,670,154
Matson Inc.	886,579	34,443,594
Safe Bulkers Inc.(a)(b)	1,072,065	1,672,422
Scorpio Bulkers Inc.	1,102,652	5,072,199

		53,965,159

Media — 1.0%
Boston Omaha Corp., Class A(a)(b)	209,223	4,843,512
Cardlytics Inc.(a)(b)	283,543	7,366,447
cbdMD Inc.(a)	196,772	1,160,955
Central European Media Enterprises Ltd., Class A(a)(b)	1,849,412	8,063,436
Clear Channel Outdoor Holdings Inc.(a)	796,616	3,760,028
comScore Inc.(a)	1,021,101	5,268,881
Cumulus Media Inc., Class A(a)	295,930	5,489,502
Daily Journal Corp.(a)(b)	24,079	5,730,802
Emerald Expositions Events Inc.	533,743	5,951,234
Entercom Communications Corp., Class A	2,583,129	14,982,148
Entravision Communications Corp., Class A	1,297,362	4,047,769
EW Scripps Co. (The), Class A, NVS	1,141,037	17,446,456
Fluent Inc.(a)(b)	889,265	4,784,246
Gannett Co. Inc.	2,207,912	18,016,562
Gray Television Inc.(a)(b)	1,899,127	31,126,692
Hemisphere Media Group Inc.(a)(b)	362,488	4,683,345
Lee Enterprises Inc.(a)	1,116,581	2,501,141
Liberty Latin America Ltd., Class A(a)(b)	964,478	16,617,956
Liberty Latin America Ltd., Class C, NVS(a)(b)	2,374,239	40,813,168
Loral Space & Communications Inc.(a)(b)	265,620	9,166,546
Marchex Inc., Class B(a)	723,045	3,398,312
MDC Partners Inc., Class A(a)	1,199,452	3,022,619
Meredith Corp.	830,232	45,712,574
MSG Networks Inc., Class A(a)(b)	1,229,254	25,494,728
National CineMedia Inc.	1,299,406	8,524,103
New Media Investment Group Inc.	1,250,231	11,802,181
Saga Communications Inc., Class A	78,829	2,462,618
Scholastic Corp., NVS	592,923	19,708,761
TechTarget Inc.(a)(b)	473,391	10,059,559
TEGNA Inc.	4,535,123	68,707,113
Tribune Publishing Co.	371,544	2,961,206

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Media (continued)
WideOpenWest Inc.(a)(b)	513,821	$3,730,340

		417,404,940

Metals & Mining — 1.3%
AK Steel Holding Corp.(a)(b)	6,538,163	15,495,446
Allegheny Technologies Inc.(a)(b)	2,623,588	66,114,418
Carpenter Technology Corp.	982,400	47,135,552
Century Aluminum Co.(a)(b)	1,065,370	7,361,707
Cleveland-Cliffs Inc.(b)	5,871,870	62,652,853
Coeur Mining Inc.(a)(b)	4,236,408	18,386,011
Commercial Metals Co.	2,459,458	43,901,325
Compass Minerals International Inc.	711,648	39,105,058
Ferroglobe PLC(c)	1,289,900	13
Global Brass & Copper Holdings Inc.	444,783	19,450,360
Gold Resource Corp.(b)	1,205,320	4,073,982
Haynes International Inc.	265,759	8,453,794
Hecla Mining Co.(b)	10,047,480	18,085,464
Kaiser Aluminum Corp.	333,568	32,559,572
Materion Corp.	423,365	28,708,381
Mayville Engineering Co. Inc.(a)	131,516	1,814,921
NovaGold Resources Inc.(a)	4,827,142	28,528,409
Olympic Steel Inc.(b)	197,217	2,692,012
Ramaco Resources Inc.(a)	199,899	1,063,463
Ryerson Holding Corp.(a)(b)	364,571	3,036,876
Schnitzer Steel Industries Inc., Class A	529,394	13,854,241
SunCoke Energy Inc.(a)	1,828,272	16,235,055
Synalloy Corp.	165,321	2,582,314
TimkenSteel Corp.(a)	865,064	7,032,970
Warrior Met Coal Inc.	1,078,135	28,160,886
Worthington Industries Inc.	823,223	33,142,958

		549,628,041

Mortgage Real Estate Investment — 1.3%
AG Mortgage Investment Trust Inc.	678,737	10,791,918
Anworth Mortgage Asset Corp.	2,099,769	7,958,125
Apollo Commercial Real Estate Finance Inc.	3,171,468	58,323,297
Ares Commercial Real Estate Corp.	555,782	8,258,921
Arlington Asset Investment Corp., Class A	752,547	5,177,523
ARMOUR Residential REIT Inc.	1,241,479	23,141,169
Blackstone Mortgage Trust Inc., Class A	2,632,680	93,670,754
Capstead Mortgage Corp.	1,765,308	14,740,322
Cherry Hill Mortgage Investment Corp.	338,503	5,416,048
Colony Credit Real Estate Inc.	1,705,704	26,438,412
Dynex Capital Inc.	499,895	8,373,241
Ellington Financial Inc.	562,550	10,109,023
Exantas Capital Corp.	636,096	7,194,246
Granite Point Mortgage Trust Inc.	1,107,978	21,262,098
Great Ajax Corp.	350,234	4,903,276
Invesco Mortgage Capital Inc.	2,698,290	43,496,435
KKR Real Estate Finance Trust Inc.	526,676	10,491,386
Ladder Capital Corp.	2,147,221	35,665,341
New York Mortgage Trust Inc.	4,348,386	26,959,993
Orchid Island Capital Inc.	1,075,981	6,843,239
PennyMac Mortgage Investment Trust(d)	1,569,681	34,266,136
Ready Capital Corp.	650,511	9,692,614
Redwood Trust Inc.	2,005,499	33,150,898
TPG RE Finance Trust Inc.	1,033,900	19,943,931
Western Asset Mortgage Capital Corp.	982,230	9,802,655

		536,071,001

Multi-Utilities — 0.6%
Avista Corp.	1,365,920	60,920,032

Security	Shares	Value

Multi-Utilities (continued)
Black Hills Corp.	1,259,358	$98,444,015
NorthWestern Corp.	1,056,570	76,231,525
Unitil Corp.	304,449	18,233,451

		253,829,023

Multiline Retail — 0.1%
Big Lots Inc.(b)	836,697	23,937,901
Dillard’s Inc., Class A(b)	224,695	13,994,005
JC Penney Co. Inc.(a)(b)	6,639,303	7,568,805

		45,500,711

Oil, Gas & Consumable Fuels — 2.7%
Abraxas Petroleum Corp.(a)(b)	3,181,791	3,277,245
Altus Midstream Co., Class A(a)	1,050,568	3,908,113
Arch Coal Inc., Class A(b)	351,427	33,107,938
Ardmore Shipping Corp.(a)	712,394	5,806,011
Berry Petroleum Corp.	1,321,375	14,006,575
Bonanza Creek Energy Inc.(a)(b)	398,204	8,314,500
Brigham Minerals Inc., Class A(a)	335,566	7,201,246
California Resources Corp.(a)(b)	1,008,139	19,840,176
Callon Petroleum Co.(a)(b)	4,772,156	31,448,508
Carrizo Oil & Gas Inc.(a)(b)	1,853,735	18,574,425
Chaparral Energy Inc., Class A(a)	647,811	3,051,190
Clean Energy Fuels Corp.(a)(b)	2,763,658	7,378,967
CNX Resources Corp.(a)	4,052,363	29,622,774
Comstock Resources Inc.(a)	317,398	1,767,907
CONSOL Energy Inc.(a)(b)	573,577	15,262,884
Contura Energy Inc.(a)	396,138	20,559,562
CVR Energy Inc.	617,069	30,847,279
Delek U.S. Holdings Inc.	1,597,959	64,749,299
Denbury Resources Inc.(a)(b)	9,746,934	12,086,198
DHT Holdings Inc.	1,911,400	11,296,374
Diamond S Shipping Inc.(a)	458,253	5,851,891
Dorian LPG Ltd.(a)(b)	601,410	5,424,718
Earthstone Energy Inc., Class A(a)(b)	397,016	2,429,738
Energy Fuels Inc./Canada(a)(b)	1,848,689	5,786,397
Evolution Petroleum Corp.	573,326	4,099,281
Extraction Oil & Gas Inc.(a)	2,087,253	9,037,805
Falcon Minerals Corp.(a)	804,642	6,758,993
GasLog Ltd.	853,582	12,291,581
Golar LNG Ltd.	1,976,146	36,519,178
Goodrich Petroleum Corp.(a)(b)	173,505	2,253,830
Green Plains Inc.	837,694	9,030,341
Gulfport Energy Corp.(a)(b)	3,340,502	16,401,865
Hallador Energy Co.	447,415	2,518,946
HighPoint Resources Corp.(a)(b)	2,396,391	4,361,432
International Seaways Inc.(a)(b)	525,869	9,991,511
Isramco Inc.(a)(b)	14,112	1,672,272
Jagged Peak Energy Inc.(a)(b)	1,394,185	11,529,910
Laredo Petroleum Inc.(a)(b)	3,762,890	10,912,381
Magnolia Oil & Gas Corp., Class A(a)	2,107,619	24,406,228
Matador Resources Co.(a)(b)	2,316,014	46,042,358
Midstates Petroleum Co. Inc.(a)	299,907	1,766,452
Montage Resources Corp.(a)(b)	446,141	2,721,460
NACCO Industries Inc., Class A	84,385	4,382,957
NextDecade Corp.(a)(b)	238,385	1,506,593
Nordic American Tankers Ltd.	2,960,857	6,928,405
Northern Oil and Gas Inc.(a)(b)	5,825,636	11,243,477
Oasis Petroleum Inc.(a)(b)	6,660,672	37,832,617
Overseas Shipholding Group Inc., Class A(a)(b)	1,270,044	2,387,683
Panhandle Oil and Gas Inc., Class A	311,536	4,062,429

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Par Pacific Holdings Inc.(a)(b)	717,552	$14,724,167
PDC Energy Inc.(a)(b)	1,386,219	49,987,057
Peabody Energy Corp.	1,476,080	35,573,528
Penn Virginia Corp.(a)(b)	282,629	8,671,058
PetroCorp Inc. Escrow(a)(c)	26,106	—
PrimeEnergy Resources Corp.(a)	10,836	1,442,597
QEP Resources Inc.(a)	4,990,272	36,079,667
Renewable Energy Group Inc.(a)(b)	767,354	12,170,234
REX American Resources Corp.(a)(b)	117,510	8,566,479
Ring Energy Inc.(a)(b)	1,271,039	4,130,877
Roan Resources Inc.(a)	743,929	1,294,436
Rosehill Resources Inc.(a)	217,572	805,016
SandRidge Energy Inc.(a)(b)	677,097	4,685,511
Scorpio Tankers Inc.	904,055	26,687,704
SemGroup Corp., Class A	1,656,091	19,873,092
Ship Finance International Ltd.	1,693,029	21,179,793
SilverBow Resources Inc.(a)(b)	144,583	2,002,475
SM Energy Co.	2,337,090	29,260,367
Southwestern Energy Co.(a)(b)	11,338,240	35,828,838
SRC Energy Inc.(a)(b)	5,063,040	25,112,678
Talos Energy Inc.(a)(b)	421,345	10,133,347
Teekay Corp.(b)	1,497,494	5,151,379
Teekay Tankers Ltd., Class A(a)	4,035,290	5,165,171
Tellurian Inc.(a)(b)	1,969,272	15,458,785
Unit Corp.(a)(b)	1,120,229	9,958,836
Uranium Energy Corp.(a)(b)	3,783,772	5,183,768
W&T Offshore Inc.(a)(b)	1,983,951	9,840,397
Whiting Petroleum Corp.(a)	1,897,588	35,446,944
World Fuel Services Corp.	1,384,009	49,768,964

		1,126,443,065

Paper & Forest Products — 0.4%
Boise Cascade Co.	810,007	22,769,297
Clearwater Paper Corp.(a)(b)	327,049	6,047,136
Louisiana-Pacific Corp.	2,590,081	67,911,924
Neenah Inc.	349,110	23,582,380
PH Glatfelter Co.	908,251	15,331,277
Schweitzer-Mauduit International Inc.	646,216	21,441,447
Verso Corp., Class A(a)(b)	727,126	13,851,750

		170,935,211

Personal Products — 0.3%
Edgewell Personal Care Co.(a)	1,127,502	30,386,179
elf Beauty Inc.(a)(b)	547,200	7,715,520
Inter Parfums Inc.	367,138	24,411,006
Lifevantage Corp.(a)	291,437	3,782,852
Medifast Inc.	238,752	30,631,881
Nature’s Sunshine Products Inc.(a)	202,016	1,876,729
Revlon Inc., Class A(a)(b)	163,095	3,152,626
USANA Health Sciences Inc.(a)(b)	281,970	22,396,877
Youngevity International Inc.(a)	172,138	981,187

		125,334,857

Pharmaceuticals — 1.6%
AcelRx Pharmaceuticals Inc.(a)	1,634,101	4,134,275
Acer Therapeutics Inc.(a)	104,945	409,285
Aclaris Therapeutics Inc.(a)(b)	705,859	1,545,831
Aerie Pharmaceuticals Inc.(a)(b)	880,300	26,012,865
Akorn Inc.(a)(b)	1,973,437	10,163,200
Amneal Pharmaceuticals Inc.(a)(b)	1,953,921	14,009,614
Amphastar Pharmaceuticals Inc.(a)(b)	748,287	15,796,339
ANI Pharmaceuticals Inc.(a)(b)	190,634	15,670,115

Security	Shares	Value

Pharmaceuticals (continued)
Aratana Therapeutics Inc.(a)(b)	1,008,798	$5,205,398
Arvinas Holding Co. LLC(a)(b)	366,926	8,068,703
Assertio Therapeutics Inc.(a)(b)	1,344,896	4,639,891
Axsome Therapeutics Inc.(a)	507,797	13,075,773
BioDelivery Sciences International Inc.(a)	1,700,717	7,908,334
Cerecor Inc.(a)	447,439	2,434,068
Chiasma Inc.(a)	543,111	4,057,039
Collegium Pharmaceutical Inc.(a)(b)	670,227	8,813,485
Corcept Therapeutics Inc.(a)(b)	2,013,464	22,450,124
CorMedix Inc.(a)	491,448	4,408,289
Cymabay Therapeutics Inc.(a)(b)	1,436,521	10,285,490
Dermira Inc.(a)(b)	972,414	9,296,278
Dova Pharmaceuticals Inc.(a)(b)	170,246	2,400,469
Eloxx Pharmaceuticals Inc.(a)(b)	463,267	4,618,772
Endo International PLC(a)	4,688,680	19,317,362
Evofem Biosciences Inc.(a)	295,059	1,959,192
Evolus Inc.(a)(b)	231,192	3,380,027
EyePoint Pharmaceuticals Inc.(a)	1,290,951	2,117,160
Innoviva Inc.(a)	1,332,168	19,396,366
Intersect ENT Inc.(a)(b)	640,526	14,578,372
Intra-Cellular Therapies Inc.(a)(b)	928,647	12,053,838
Kala Pharmaceuticals Inc.(a)(b)	455,405	2,905,484
Kaleido Biosciences Inc.(a)	105,168	1,219,949
Lannett Co. Inc.(a)(b)	659,348	3,995,649
Liquidia Technologies Inc.(a)(b)	279,921	2,239,368
Mallinckrodt PLC(a)(b)	1,752,486	16,087,821
Marinus Pharmaceuticals Inc.(a)(b)	1,068,395	4,433,839
Menlo Therapeutics Inc.(a)(b)	323,009	1,934,824
MyoKardia Inc.(a)(b)	926,521	46,455,763
NGM Biopharmaceuticals Inc.(a)	140,248	2,053,231
Ocular Therapeutix Inc.(a)(b)	755,609	3,324,680
Odonate Therapeutics Inc.(a)(b)	161,770	5,935,341
Omeros Corp.(a)(b)	970,714	15,230,503
Optinose Inc.(a)(b)	519,717	3,679,596
Osmotica Pharmaceuticals PLC(a)(b)	194,065	737,447
Pacira BioSciences Inc.(a)(b)	845,787	36,783,277
Paratek Pharmaceuticals Inc.(a)(b)	630,481	2,515,619
Phibro Animal Health Corp., Class A	431,363	13,704,402
Prestige Consumer Healthcare Inc.(a)(b)	1,084,308	34,350,877
Reata Pharmaceuticals Inc., Class A(a)(b)	419,212	39,552,652
resTORbio Inc.(a)(b)	311,876	3,181,135
Revance Therapeutics Inc.(a)(b)	918,321	11,910,623
SIGA Technologies Inc.(a)(b)	1,148,812	6,525,252
Strongbridge Biopharma PLC(a)	754,701	2,362,214
Supernus Pharmaceuticals Inc.(a)(b)	1,028,400	34,029,756
TherapeuticsMD Inc.(a)(b)	4,108,016	10,680,842
Theravance Biopharma Inc.(a)(b)	922,155	15,058,791
Tricida Inc.(a)(b)	455,256	17,964,402
Verrica Pharmaceuticals Inc.(a)(b)	268,852	3,124,060
WaVe Life Sciences Ltd.(a)(b)	469,620	12,252,386
Xeris Pharmaceuticals Inc.(a)(b)	556,016	6,360,823
Zogenix Inc.(a)(b)	889,521	42,501,313
Zynerba Pharmaceuticals Inc.(a)	433,563	5,874,779

		677,172,652

Professional Services — 1.7%
Acacia Research Corp.(a)(b)	777,464	2,301,293
ASGN Inc.(a)(b)	1,065,889	64,592,873
Barrett Business Services Inc.	149,531	12,351,261
BG Staffing Inc.	207,013	3,908,405
CBIZ Inc.(a)(b)	1,070,085	20,962,965

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Professional Services (continued)
CRA International Inc.	161,210	$6,179,179
Exponent Inc.	1,079,177	63,175,022
Forrester Research Inc.	222,542	10,466,150
Franklin Covey Co.(a)(b)	207,871	7,067,614
FTI Consulting Inc.(a)(b)	786,520	65,941,837
GP Strategies Corp.(a)(b)	273,602	4,125,918
Heidrick & Struggles International Inc.	392,537	11,764,334
Huron Consulting Group Inc.(a)(b)	467,665	23,560,963
ICF International Inc.	378,527	27,556,766
InnerWorkings Inc.(a)(b)	893,228	3,412,131
Insperity Inc.	808,327	98,729,060
Kelly Services Inc., Class A, NVS	690,750	18,090,743
Kforce Inc.	473,332	16,609,220
Korn Ferry	1,176,762	47,152,853
Mistras Group Inc.(a)(b)	391,927	5,631,991
Navigant Consulting Inc.	812,217	18,835,312
Resources Connection Inc.	637,720	10,209,897
TriNet Group Inc.(a)(b)	932,056	63,193,397
TrueBlue Inc.(a)(b)	839,146	18,511,561
Upwork Inc.(a)(b)	1,145,318	18,416,714
WageWorks Inc.(a)(b)	834,399	42,379,125
Willdan Group Inc.(a)(b)	207,289	7,721,515

		692,848,099

Real Estate Management & Development — 0.7%
Altisource Portfolio Solutions SA(a)(b)	122,240	2,403,238
American Realty Investors Inc.(a)	41,212	562,132
Consolidated-Tomoka Land Co.(b)	104,098	6,214,651
Cushman & Wakefield PLC(a)(b)	2,137,172	38,212,635
eXp World Holdings Inc.(a)	332,590	3,701,727
Forestar Group Inc.(a)(b)	214,701	4,197,404
FRP Holdings Inc.(a)(b)	150,362	8,385,689
Griffin Industrial Realty Inc.	24,117	852,536
HFF Inc., Class A	797,874	36,287,309
Kennedy-Wilson Holdings Inc.	2,563,574	52,732,717
Marcus & Millichap Inc.(a)(b)	478,925	14,774,836
Maui Land & Pineapple Co. Inc.(a)(b)	130,959	1,347,568
Newmark Group Inc., Class A	2,994,972	26,894,849
Rafael Holdings Inc., Class B(a)	219,804	6,319,365
RE/MAX Holdings Inc., Class A	372,694	11,464,067
Realogy Holdings Corp.	2,373,282	17,182,562
Redfin Corp.(a)(b)	1,841,220	33,105,136
RMR Group Inc. (The), Class A	154,170	7,242,907
St. Joe Co. (The)(a)(b)	695,508	12,018,378
Stratus Properties Inc.(a)	121,975	3,955,649
Tejon Ranch Co.(a)(b)	453,174	7,518,157
Transcontinental Realty Investors Inc.(a)	32,719	838,588

		296,212,100

Road & Rail — 0.5%
ArcBest Corp.	534,327	15,019,932
Avis Budget Group Inc.(a)(b)	1,233,776	43,379,564
Covenant Transportation Group Inc., Class A(a)(b)	278,690	4,099,530
Daseke Inc.(a)(b)	953,536	3,432,730
Heartland Express Inc.(b)	966,323	17,461,457
Hertz Global Holdings Inc.(a)	1,324,205	21,134,312
Marten Transport Ltd.	818,262	14,851,455
PAM Transportation Services Inc.(a)(b)	42,658	2,644,796
Roadrunner Transportation Systems Inc.(a)	74,404	710,558
Saia Inc.(a)(b)	540,921	34,981,361
U.S. Xpress Enterprises Inc., Class A(a)(b)	475,037	2,441,690

Security	Shares	Value

Road & Rail (continued)
Universal Logistics Holdings Inc.	180,816	$4,062,935
Werner Enterprises Inc.	940,446	29,229,062
YRC Worldwide Inc.(a)(b)	688,838	2,776,017

		196,225,399

Semiconductors & Semiconductor Equipment — 2.3%
Adesto Technologies Corp.(a)(b)	557,908	4,546,950
Advanced Energy Industries Inc.(a)(b)	793,955	44,675,848
Alpha & Omega Semiconductor Ltd.(a)(b)	442,647	4,134,323
Ambarella Inc.(a)(b)	658,604	29,064,194
Amkor Technology Inc.(a)(b)	2,064,992	15,404,840
Aquantia Corp.(a)(b)	586,623	7,643,698
Axcelis Technologies Inc.(a)(b)	690,265	10,388,488
AXT Inc.(a)	785,024	3,108,695
Brooks Automation Inc.	1,480,297	57,361,509
Cabot Microelectronics Corp.	604,851	66,581,998
CEVA Inc.(a)(b)	459,037	11,177,551
Cirrus Logic Inc.(a)(b)	1,236,178	54,020,979
Cohu Inc.	839,636	12,955,583
Diodes Inc.(a)(b)	856,389	31,146,868
DSP Group Inc.(a)	454,257	6,523,131
Enphase Energy Inc.(a)(b)	1,915,391	34,917,578
FormFactor Inc.(a)	1,550,718	24,299,751
GSI Technology Inc.(a)	318,622	2,730,591
Ichor Holdings Ltd.(a)(b)	467,544	11,052,740
Impinj Inc.(a)(b)	308,105	8,817,965
Inphi Corp.(a)(b)	937,590	46,973,259
Lattice Semiconductor Corp.(a)(b)	2,600,811	37,945,832
MACOM Technology Solutions Holdings Inc.(a)(b)	958,276	14,498,716
MaxLinear Inc.(a)(b)	1,359,587	31,868,719
Nanometrics Inc.(a)(b)	484,418	16,814,149
NeoPhotonics Corp.(a)(b)	810,924	3,389,662
NVE Corp.	101,140	7,042,378
PDF Solutions Inc.(a)(b)	581,448	7,628,598
Photronics Inc.(a)(b)	1,364,994	11,192,951
Power Integrations Inc.	591,538	47,429,517
Rambus Inc.(a)(b)	2,303,393	27,732,852
Rudolph Technologies Inc.(a)(b)	645,620	17,838,481
Semtech Corp.(a)(b)	1,374,533	66,046,311
Silicon Laboratories Inc.(a)(b)	896,628	92,711,335
SMART Global Holdings Inc.(a)(b)	282,697	6,499,204
SunPower Corp.(a)(b)	1,323,952	14,153,047
Synaptics Inc.(a)(b)	725,787	21,149,433
Ultra Clean Holdings Inc.(a)(b)	814,500	11,337,840
Veeco Instruments Inc.(a)(b)	1,004,050	12,269,491
Xperi Corp.	1,027,209	21,150,233

		956,225,288

Software — 4.7%
8x8 Inc.(a)(b)	1,955,133	47,118,705
A10 Networks Inc.(a)(b)	1,165,055	7,945,675
ACI Worldwide Inc.(a)(b)	2,275,400	78,137,236
Agilysys Inc.(a)	368,868	7,919,596
Alarm.com Holdings Inc.(a)(b)	766,302	40,997,157
Altair Engineering Inc., Class A(a)(b)	804,068	32,476,307
Amber Road Inc.(a)(b)	521,354	6,808,883
American Software Inc./GA, Class A	592,185	7,787,233
Appfolio Inc., Class A(a)(b)	320,110	32,737,650
Appian Corp.(a)	650,383	23,459,315
Avaya Holdings Corp.(a)(b)	2,313,144	27,549,545
Benefitfocus Inc.(a)(b)	617,940	16,777,071

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Blackbaud Inc.(b)	1,019,102	$85,095,017
Blackline Inc.(a)(b)	892,114	47,737,020
Bottomline Technologies DE Inc.(a)(b)	893,708	39,537,642
Box Inc., Class A(a)(b)	2,988,685	52,630,743
Carbon Black Inc.(a)(b)	1,163,567	19,454,840
ChannelAdvisor Corp.(a)(b)	575,530	5,041,643
Cision Ltd.(a)(b)	1,909,622	22,399,866
Cloudera Inc.(a)(b)	4,923,536	25,897,799
CommVault Systems Inc.(a)(b)	713,527	35,405,210
Cornerstone OnDemand Inc.(a)(b)	1,168,095	67,667,743
Digimarc Corp.(a)	238,470	10,585,683
Digital Turbine Inc.(a)	1,613,705	8,068,525
Domo Inc., Class B(a)(b)	360,285	9,842,986
Ebix Inc.(b)	486,982	24,456,236
eGain Corp.(a)(b)	425,002	3,459,516
Envestnet Inc.(a)(b)	996,496	68,130,432
Everbridge Inc.(a)(b)	680,191	60,822,679
Five9 Inc.(a)(b)	1,227,561	62,961,604
ForeScout Technologies Inc.(a)(b)	846,560	28,664,522
GTY Govtech Inc.(a)	629,732	4,313,664
Ideanomics Inc.(a)	1,066,683	2,624,040
Instructure Inc.(a)(b)	701,735	29,823,738
Intelligent Systems Corp.(a)	142,225	4,094,658
j2 Global Inc.	972,712	86,464,370
LivePerson Inc.(a)	1,268,727	35,575,105
Majesco(a)(b)	182,225	1,696,515
MicroStrategy Inc., Class A(a)(b)	172,542	24,726,994
Mitek Systems Inc.(a)(b)	666,149	6,621,521
MobileIron Inc.(a)(b)	1,994,514	12,365,987
Model N Inc.(a)(b)	677,016	13,201,812
Monotype Imaging Holdings Inc.	835,243	14,065,492
OneSpan Inc.(a)(b)	683,167	9,680,476
Phunware Inc.	137,912	428,906
Progress Software Corp.	927,414	40,453,799
PROS Holdings Inc.(a)(b)	686,214	43,409,898
Q2 Holdings Inc.(a)(b)	835,640	63,809,470
QAD Inc., Class A	229,917	9,244,963
Qualys Inc.(a)(b)	709,268	61,763,057
Rapid7 Inc.(a)(b)	1,003,285	58,030,004
Rimini Street Inc.(a)(b)	411,297	2,179,874
SailPoint Technologies Holding Inc.(a)(b)	1,788,317	35,837,873
SecureWorks Corp., Class A(a)(b)	172,057	2,286,638
SharpSpring Inc.(a)	178,693	2,321,222
ShotSpotter Inc.(a)(b)	167,326	7,395,809
SPS Commerce Inc.(a)	374,658	38,293,794
SVMK Inc.(a)(b)	1,749,871	28,890,370
Synchronoss Technologies Inc.(a)	806,282	6,377,691
Telaria Inc.(a)(b)	932,208	7,010,204
Telenav Inc.(a)(b)	677,384	5,419,072
Tenable Holdings Inc.(a)(b)	772,092	22,035,506
TiVo Corp.	2,558,704	18,857,649
Upland Software Inc.(a)(b)	468,685	21,339,228
Varonis Systems Inc.(a)(b)	618,429	38,305,492
Verint Systems Inc.(a)(b)	1,364,718	73,394,534
VirnetX Holding Corp.(a)(b)	1,263,873	7,848,651
Workiva Inc.(a)(b)	730,960	42,461,466
Yext Inc.(a)(b)	1,938,508	38,944,626
Zix Corp.(a)(b)	1,121,592	10,195,271
Zuora Inc., Class A(a)	1,777,694	27,234,272

		1,966,597,790

Security	Shares	Value

Specialty Retail — 2.4%
Aaron’s Inc.(b)	1,411,812	$86,699,375
Abercrombie & Fitch Co., Class A	1,387,644	22,257,810
American Eagle Outfitters Inc.	3,375,220	57,041,218
America’s Car-Mart Inc./TX(a)(b)	130,198	11,207,444
Asbury Automotive Group Inc.(a)(b)	402,650	33,959,501
Ascena Retail Group Inc.(a)(b)	3,504,698	2,137,866
At Home Group Inc.(a)(b)	994,086	6,620,613
Barnes & Noble Education Inc.(a)	813,663	2,733,908
Barnes & Noble Inc.	1,212,555	8,111,993
Bed Bath & Beyond Inc.(b)	2,628,825	30,546,946
Boot Barn Holdings Inc.(a)(b)	583,584	20,798,934
Buckle Inc. (The)	606,332	10,495,607
Caleres Inc.	855,147	17,034,528
Camping World Holdings Inc., Class A(b)	686,661	8,528,330
Cato Corp. (The), Class A	473,732	5,836,378
Chico’s FAS Inc.	2,555,848	8,613,208
Children’s Place Inc. (The)	321,960	30,708,545
Citi Trends Inc.	238,979	3,493,873
Conn’s Inc.(a)(b)	410,528	7,315,609
Container Store Group Inc. (The)(a)(b)	312,711	2,289,045
Designer Brands Inc. , Class A	1,356,505	26,004,201
Express Inc.(a)(b)	1,338,259	3,653,447
GameStop Corp., Class A(b)	2,144,664	11,731,312
Genesco Inc.(a)(b)	369,527	15,627,297
GNC Holdings Inc., Class A(a)(b)	1,643,630	2,465,445
Group 1 Automotive Inc.	367,903	30,127,577
Guess? Inc.	1,188,186	19,189,204
Haverty Furniture Companies Inc.	394,495	6,718,250
Hibbett Sports Inc.(a)(b)	393,422	7,160,280
Hudson Ltd., Class A(a)(b)	818,568	11,288,053
J. Jill Inc.(b)	328,978	654,666
Lithia Motors Inc., Class A	461,662	54,836,212
Lumber Liquidators Holdings Inc.(a)(b)	606,159	7,001,136
MarineMax Inc.(a)(b)	471,340	7,748,830
Michaels Companies Inc. (The)(a)	1,781,975	15,503,182
Monro Inc.(b)	680,914	58,081,964
Murphy USA Inc.(a)(b)	635,926	53,436,862
National Vision Holdings Inc.(a)(b)	1,435,373	44,109,012
Office Depot Inc.	11,336,221	23,352,615
Party City Holdco Inc.(a)(b)	1,163,161	8,525,970
Pier 1 Imports Inc.(a)(b)	0	2
Rent-A-Center Inc./TX(a)	1,015,927	27,054,136
RH(a)(b)	380,086	43,937,942
RTW RetailWinds Inc.(a)(b)	580,892	987,516
Sally Beauty Holdings Inc.(a)(b)	2,517,130	33,578,514
Shoe Carnival Inc.(b)	204,803	5,652,563
Signet Jewelers Ltd.	1,081,133	19,330,658
Sleep Number Corp.(a)(b)	619,109	25,005,812
Sonic Automotive Inc., Class A	508,305	11,868,922
Sportsman’s Warehouse Holdings Inc.(a)(b)	894,516	3,381,270
Tailored Brands Inc.	1,059,650	6,114,180
Tile Shop Holdings Inc.	849,399	3,397,596
Tilly’s Inc., Class A	461,171	3,518,735
Winmark Corp.	52,207	9,039,642
Zumiez Inc.(a)(b)	416,228	10,863,551

		987,377,285

Technology Hardware, Storage & Peripherals — 0.3%
3D Systems Corp.(a)(b)	2,369,129	21,559,074
AstroNova Inc.	142,551	3,683,518
Avid Technology Inc.(a)(b)	583,520	5,321,702

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
Cray Inc.(a)	851,479	$29,648,499
Diebold Nixdorf Inc.(a)	1,601,658	14,671,187
Electronics For Imaging Inc.(a)(b)	892,946	32,958,637
Immersion Corp.(a)(b)	650,171	4,947,801
Sonim Technologies Inc.(a)	75,127	956,367
Stratasys Ltd.(a)(b)	1,072,303	31,493,539

		145,240,324

Textiles, Apparel & Luxury Goods — 0.9%
Centric Brands Inc.(a)	344,191	1,414,625
Crocs Inc.(a)(b)	1,354,356	26,748,531
Culp Inc.	230,217	4,374,123
Deckers Outdoor Corp.(a)(b)	610,195	107,376,014
Delta Apparel Inc.(a)	128,838	2,986,465
Fossil Group Inc.(a)(b)	975,823	11,221,965
G-III Apparel Group Ltd.(a)(b)	943,083	27,745,502
Kontoor Brands Inc.(a)	922,602	25,851,308
Movado Group Inc.	329,699	8,901,873
Oxford Industries Inc.	346,963	26,299,795
Rocky Brands Inc.	152,456	4,159,000
Steven Madden Ltd.	1,768,939	60,055,479
Superior Group of Companies Inc.	222,100	3,804,573
Unifi Inc.(a)(b)	312,812	5,683,794
Vera Bradley Inc.(a)(b)	453,796	5,445,552
Vince Holding Corp.(a)	64,313	897,166
Wolverine World Wide Inc.	1,822,419	50,189,419

		373,155,184

Thrifts & Mortgage Finance — 2.1%
Axos Financial Inc.(a)(b)	1,205,804	32,858,159
Bridgewater Bancshares Inc.(a)(b)	497,382	5,739,788
Capitol Federal Financial Inc.	2,754,580	37,930,567
Columbia Financial Inc.(a)(b)	1,103,612	16,664,541
Dime Community Bancshares Inc.	661,325	12,558,562
Entegra Financial Corp.(a)(b)	138,980	4,186,078
ESSA Bancorp. Inc.	208,398	3,178,069
Essent Group Ltd.(a)	2,009,312	94,417,571
Federal Agricultural Mortgage Corp., Class C, NVS	188,126	13,669,235
First Defiance Financial Corp.	404,193	11,547,794
Flagstar Bancorp. Inc.	594,993	19,718,068
FS Bancorp. Inc.	84,040	4,359,155
Greene County Bancorp. Inc.	72,147	2,122,565
Hingham Institution for Savings	28,155	5,574,971
Home Bancorp. Inc.	167,991	6,464,294
HomeStreet Inc.(a)(b)	520,445	15,425,990
Kearny Financial Corp./MD	1,737,455	23,090,777
Luther Burbank Corp.	404,380	4,403,698
Merchants Bancorp/IN	179,799	3,061,977
Meridian Bancorp. Inc.	1,000,577	17,900,322
Meta Financial Group Inc.	766,876	21,510,872
MMA Capital Holdings Inc.(a)	103,439	3,462,103
Mr Cooper Group Inc.(a)(b)	1,587,293	12,714,217
NMI Holdings Inc., Class A(a)(b)	1,358,503	38,567,900
Northfield Bancorp. Inc.	918,126	14,331,947
Northwest Bancshares Inc.	2,115,265	37,249,817
OceanFirst Financial Corp.	1,054,075	26,193,764
Ocwen Financial Corp.(a)(b)	2,808,695	5,813,999
OP Bancorp.	289,781	3,141,226
Oritani Financial Corp.	822,203	14,585,881
PCSB Financial Corp.(b)	345,103	6,988,336
PennyMac Financial Services Inc.(d)	224,219	4,973,177

Security	Shares	Value

Thrifts & Mortgage Finance (continued)
Ponce de Leon Federal Bank(a)(b)	175,730	$2,511,182
Provident Bancorp. Inc.(a)(b)	84,455	2,363,895
Provident Financial Holdings Inc.	122,134	2,563,593
Provident Financial Services Inc.	1,285,034	31,162,074
Prudential Bancorp. Inc.	180,041	3,406,376
Radian Group Inc.(b)	4,365,713	99,756,542
Riverview Bancorp. Inc.	436,824	3,730,477
Southern Missouri Bancorp. Inc.	167,059	5,818,665
Sterling Bancorp Inc./MI(b)	353,922	3,528,602
Territorial Bancorp. Inc.	170,277	5,261,559
Timberland Bancorp. Inc./WA	154,684	4,621,958
TrustCo Bank Corp. NY	1,989,068	15,753,419
United Community Financial Corp./OH	997,529	9,546,352
United Financial Bancorp. Inc.	1,058,845	15,014,422
Walker & Dunlop Inc.	577,645	30,736,490
Washington Federal Inc.	1,667,788	58,255,835
Waterstone Financial Inc.	511,033	8,718,223
Western New England Bancorp Inc.	525,784	4,910,823
WSFS Financial Corp.	1,096,419	45,282,105

		877,348,012

Tobacco — 0.2%
22nd Century Group Inc.(a)(b)	2,530,507	5,288,760
Pyxus International Inc.(a)(b)	169,079	2,570,001
Turning Point Brands Inc.(b)	176,013	8,621,117
Universal Corp./VA	511,964	31,112,052
Vector Group Ltd.	2,204,163	21,490,589

		69,082,519

Trading Companies & Distributors — 1.3%
Aircastle Ltd.	1,105,324	23,499,188
Applied Industrial Technologies Inc.	799,872	49,216,124
Beacon Roofing Supply Inc.(a)(b)	1,416,579	52,016,781
BlueLinx Holdings Inc.(a)(b)	178,406	3,534,223
BMC Stock Holdings Inc.(a)(b)	1,382,394	29,306,753
CAI International Inc.(a)(b)	356,113	8,838,725
DXP Enterprises Inc./TX(a)	340,510	12,901,924
EVI Industries Inc.(b)	94,737	3,625,585
Foundation Building Materials Inc.(a)(b)	313,813	5,579,595
GATX Corp.	753,503	59,745,253
General Finance Corp.(a)(b)	269,299	2,254,033
GMS Inc.(a)	672,709	14,799,598
H&E Equipment Services Inc.	666,031	19,374,842
Herc Holdings Inc.(a)(b)	502,688	23,038,191
Kaman Corp.	577,255	36,765,371
Lawson Products Inc./DE(a)(b)	87,111	3,199,587
MRC Global Inc.(a)(b)	1,658,459	28,392,818
NOW Inc.(a)(b)	2,258,838	33,340,449
Rush Enterprises Inc., Class A	574,108	20,966,424
Rush Enterprises Inc., Class B	101,052	3,729,829
SiteOne Landscape Supply Inc.(a)(b)	852,329	59,066,400
Systemax Inc.	263,221	5,832,977
Textainer Group Holdings Ltd.(a)(b)	606,913	6,117,683
Titan Machinery Inc.(a)(b)	390,355	8,033,506
Transcat Inc.(a)	142,203	3,638,975
Triton International Ltd.	1,184,686	38,810,313
Veritiv Corp.(a)(b)	270,276	5,248,760
Willis Lease Finance Corp.(a)(b)	61,010	3,558,103

		564,432,010

Water Utilities — 0.5%
American States Water Co.	764,849	57,547,239

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Water Utilities (continued)
AquaVenture Holdings Ltd.(a)(b)	248,498	$4,962,505
Artesian Resources Corp., Class A, NVS	165,898	6,166,429
Cadiz Inc.(a)(b)	267,002	3,003,772
California Water Service Group	1,002,626	50,762,954
Connecticut Water Service Inc.	253,114	17,647,108
Consolidated Water Co. Ltd.	314,256	4,481,291
Global Water Resources Inc.	245,947	2,567,687
Middlesex Water Co.	334,376	19,811,778
Pure Cycle Corp.(a)(b)	350,075	3,710,795
SJW Group	549,028	33,364,431
York Water Co. (The)	274,867	9,818,249

		213,844,238

Wireless Telecommunication Services — 0.2%
Boingo Wireless Inc.(a)(b)	906,316	16,286,499
Gogo Inc.(a)(b)	1,157,737	4,607,793
Shenandoah Telecommunications Co.	1,000,025	38,520,963
Spok Holdings Inc.	384,251	5,779,135

		65,194,390

Total Common Stocks — 100.0% (Cost: $51,455,138,408)		41,825,958,339

Rights

Electrical Equipment — 0.0%
Babcock & Wilcox Enterprises Inc., (Expires 07/18/19)(a)	654,897	—

Road & Rail — 0.0%
Hertz Global Holdings Inc., NVS (Expires 07/12/19)(a)	1,163,173	2,268,188

Total Rights — 0.0% (Cost: $3,546,288)		2,268,188

Short-Term Investments

Money Market Funds — 11.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.50%(d)(e)(f)	4,785,934,978	4,788,327,945

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(d)(e)	70,728,338	$70,728,338

		4,859,056,283

Total Short-Term Investments — 11.6% (Cost: $4,856,863,356)		4,859,056,283

Total Investments Before Investments Sold Short — 111.6% (Cost: $56,315,548,052)		46,687,282,810

Investments Sold Short — (0.0%)

Common Stocks — (0.0%)%
NII Holdings Inc.(a)(b)	(18,536)	(31,326)

Total Investments Sold Short (Proceeds $(31,233))		(31,326)

Total Investments, Net of Investments Sold Short — 111.6% (Cost: $56,315,516,819)		46,687,251,484

Other Assets, Less Liabilities — (11.6)%		(4,867,692,444)

Net Assets — 100.0%		$41,819,559,040

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Shares Purchased		Shares Sold	Shares Held at 06/30/19	Value at 06/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	4,523,053,648	262,881,330	(a)	—	4,785,934,978	$4,788,327,945	$10,773,238	(b)	$(30,023)	$470,400
BlackRock Cash Funds: Treasury, SL Agency Shares	30,368,036	40,360,302	(a)	—	70,728,338	70,728,338	362,391		—	—
PennyMac Financial Services Inc.	224,219	—		—	224,219	4,973,177	—		—	(13,453)
PennyMac Mortgage Investment Trust	1,268,171	661,662		(360,152)	1,569,681	34,266,136	595,300		449,669	901,059

						$4,898,295,596	$11,730,929		$419,646	$1,358,006

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Russell 2000 ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Russell 2000 E-Mini	983	09/20/19	$77,023	$2,059,188

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$41,825,690,379	$27,208	$240,752	$41,825,958,339
Rights	2,268,188	—	—	2,268,188
Money Market Funds	4,859,056,283	—	—	4,859,056,283
Liabilities
Common Stocks	(31,326)	—	—	(31,326)

	$46,686,983,524	$27,208	$240,752	$46,687,251,484

Derivative financial instruments(a)
Assets
Futures Contracts	$2,059,188	$—	$—	$2,059,188

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust